UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30

Date of reporting period: 12/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments - December 31, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 89.2%

BRAZIL - 5.2%
Kroton Educacional S.A. (1)	2,888,000	$6,895
Lojas Renner S.A. (1)	1,472,613	6,337
Qualicorp S.A. (1)	975,700	3,486
Smiles S.A. (1)	300,600	2,640

		19,358

CHINA - 14.4%
Alibaba Group Holding Ltd. (DR) (2)	89,378	7,264
Baidu, Inc. (DR) (2)	39,569	7,480
China Life Insurance Co., Ltd., Class H (1)	1,914,000	6,169
Kweichow Moutai Co., Ltd., Class A (1)	282,169	9,448
Sinopharm Group Co., Ltd., Class H (1)	2,378,800	9,488
Tencent Holdings Ltd. (1)	724,300	14,148

		53,997

EGYPT - 1.0%
Commercial International Bank Egypt S.A.E. (1)	775,013	3,761
Commercial International Bank Egypt S.A.E. (DR) (1)	25,000	108

		3,869

FRANCE - 1.0%
LVMH Moet Hennessy Louis Vuitton SE (1)	24,947	3,900

HONG KONG - 6.3%
AIA Group Ltd. (1)	2,327,400	13,866
Sands China Ltd. (1)	2,822,800	9,511

		23,377

INDIA - 12.6%
Ajanta Pharma Ltd. (1)	88,549	1,766
Aurobindo Pharma Ltd. (1)	265,018	3,488
Bharti Infratel Ltd. (1)	976,106	6,253
Dish TV India Ltd. (1)(2)	6,714,044	10,284
Eicher Motors Ltd. (1)	27,576	6,990
HDFC Bank Ltd. (DR)	239,704	14,766
PVR Ltd. (1)	305,598	3,699

		47,246

INDONESIA - 2.3%
Bank Mandiri Persero Tbk PT (1)	4,889,400	3,246
Matahari Department Store Tbk PT (1)	4,230,400	5,341

		8,587

KOREA - 1.9%
SK Hynix, Inc. (1)	279,530	7,217

MALAYSIA - 0.6%
My EG Services Bhd (1)	2,111,500	2,124

MEXICO - 3.2%
Grupo Televisa S.A.B. (DR)	437,040	11,892

NETHERLANDS - 2.2%
Unilever N.V. (DR) (1)	188,576	$8,170

PANAMA - 1.0%
Copa Holdings S.A., Class A (3)	80,518	3,886

PERU - 3.0%
Credicorp Ltd.	115,436	11,234

PHILIPPINES - 1.7%
Puregold Price Club, Inc. (1)	5,321,000	3,920
Universal Robina Corp. (1)	613,800	2,422

		6,342

RUSSIA - 4.5%
Magnit PJSC (DR) (1)	285,965	11,440
QIWI plc (DR)	307,745	5,524

		16,964

SAUDI ARABIA - 1.5%
Al Tayyar Travel Group, Equity-Linked Security (1)(2)(3)(4)(5)	300,263	5,755

SOUTH AFRICA - 3.3%
Clicks Group Ltd. (1)	592,081	3,402
Mr Price Group Ltd. (1)	690,910	8,909

		12,311

SWEDEN - 1.4%
Hexagon AB, Class B (1)	143,340	5,310

TAIWAN - 2.5%
Eclat Textile Co., Ltd. (1)	118,000	1,625
Largan Precision Co., Ltd. (1)	90,000	6,149
Tung Thih Electronic Co., Ltd. (1)	152,000	1,470

		9,244

THAILAND - 2.7%
Airports of Thailand PCL (1)	296,300	2,838
Siam Commercial Bank PCL (1)	2,171,700	7,167

		10,005

UNITED ARAB EMIRATES - 2.0%
Emaar Properties PJSC (1)	3,641,817	5,612
First Gulf Bank PJSC (1)	528,782	1,815

		7,427

UNITED KINGDOM - 2.2%
Diageo plc (1)	294,379	8,028

UNITED STATES - 12.7%
Delphi Automotive plc	89,741	7,693
EPAM Systems, Inc. (2)	37,943	2,983
Facebook, Inc., Class A (2)	92,443	9,675
Kansas City Southern	129,888	9,699
MercadoLibre, Inc.	47,263	5,404
Visa, Inc., Class A	69,059	5,356

Yum! Brands, Inc.	94,021	$6,868

		47,678

Total common stocks and equity-linked securities (Cost $340,198)		333,921

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/31/15, due 1/4/16, maturity value $34,586 (Cost $34,586)(6)	$34,586	$34,586

Total investments - 98.4% (Cost $374,784)		368,507

Other assets less liabilities - 1.6%		5,842

Total net assets - 100.0%(7)		$374,349

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $224,197, or 59.9% of total net assets.

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)

Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933 on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
Al Tayyar Travel Group	7/9/2015-12/31/2015	$6,208	$5,755	1.5%

(5)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (H) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(6)	Collateralized by:

	Rate	Maturity	Value
U.S. Treasury Bond	4.750%	2/15/2037	$35,283

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - December 31, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$92,819	25.2%
Consumer Staples	46,830	12.7
Financials	67,744	18.4
Health Care	18,228	4.9
Industrials	23,413	6.4
Information Technology	78,634	21.3
Telecommunication Services	6,253	1.7
Short-term investments	34,586	9.4

Total investments	$368,507	100.0%

TRADING CURRENCIES - December 31, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$19,358	5.3%
British pound	8,028	2.2
Chinese Yuan renminbi	9,448	2.6
Egyptian pound	3,761	1.0
Euro	12,070	3.3
Hong Kong dollar	53,182	14.4
Indian rupee	32,480	8.8
Indonesian rupiah	8,587	2.3
Korean won	7,217	2.0
Malaysian ringgit	2,124	0.6
Philippine peso	6,342	1.7
South African rand	12,311	3.3
Swedish krona	5,310	1.4
Taiwan dollar	9,244	2.5
Thai baht	10,005	2.7
U.S. dollar	161,613	43.9
UAE dirham	7,427	2.0

Total investments	$368,507	100.0%

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 90.0%

ARGENTINA - 3.3%
Grupo Financiero Galicia S.A. (DR)	34,621	$938
Pampa Energia S.A. (DR) (1)	19,165	394
YPF S.A. (DR)	32,649	513

		1,845

BRAZIL - 3.8%
Cosan S.A. Industria e Comercio (2)	37,500	238
GAEC Educacao S.A. (2)(3)	65,800	97
GAEC Educacao S.A. (2)	20,400	201
Hypermarcas S.A. (1)(2)	81,338	444
Linx S.A. (2)	30,000	335
Petroleo Brasileiro S.A. (1)(2)	198,189	427
Vale S.A. (2)	117,213	385

		2,127

CHILE - 1.9%
Empresa Nacional de Telecomunicaciones S.A. (2)	40,397	360
SACI Falabella (2)	109,199	695

		1,055

CHINA - 20.0%
Ajisen China Holdings Ltd. (2)	825,913	365
Alibaba Group Holding Ltd. (DR) (1)	13,745	1,117
Baidu, Inc. (DR) (1)	4,244	802
China High Precision Automation Group Ltd. (1)(2)(4)	9,066,000	73
China Life Insurance Co., Ltd., Class H (2)	243,800	786
China Petroleum & Chemical Corp., Class H (2)	1,195,453	719
China Unicom Hong Kong Ltd. (2)	419,500	509
Digital China Holdings Ltd. (2)	761,460	870
GOME Electrical Appliances Holding Ltd. (2)	2,760,288	456
Huabao International Holdings Ltd. (2)	1,279,322	465
Noah Holdings Ltd. (DR) (1)	37,076	1,036
PW Medtech Group Ltd. (1)(2)	1,295,000	307
Sino Biopharmaceutical Ltd. (2)	876,000	790
Sinopharm Group Co., Ltd., Class H (2)	226,100	902
Sinotrans Ltd. (2)	290,341	154
Wisdom Sports Group (2)	484,839	324
Zhuzhou CSR Times Electric Co., Ltd., Class H (2)	257,015	1,482

		11,157

EGYPT - 0.6%
Integrated Diagnostics Holdings plc (1)(2)	66,618	329

GERMANY - 0.6%
Rocket Internet SE (1)(2)	10,735	328

GREECE - 0.9%
JUMBO S.A. (1)(2)	49,905	526

HONG KONG - 1.6%
AIA Group Ltd. (2)	147,865	$881

INDIA - 10.2%
Aurobindo Pharma Ltd. (2)	87,672	1,154
Godrej Consumer Products Ltd. (2)	24,127	482
Havells India Ltd. (2)	68,178	313
ICICI Bank Ltd. (2)	325,874	1,277
Kajaria Ceramics Ltd. (2)	26,570	393
Reliance Industries Ltd. (2)	69,606	1,058
Tata Motors Ltd. (1)(2)	80,469	474
Tech Mahindra Ltd. (2)	68,301	537

		5,688

INDONESIA - 3.8%
Astra International Tbk PT (2)	1,107,470	476
Bank Negara Indonesia Persero Tbk PT (2)	1,842,318	659
Hanjaya Mandala Sampoerna Tbk PT (2)	58,490	398
Indofood CBP Sukses Makmur Tbk PT (2)	608,600	591

		2,124

KAZAKHSTAN - 0.5%
KCell JSC (DR) (2)	69,400	281

KENYA - 0.7%
Safaricom Ltd. (2)	2,265,900	365

KOREA - 6.7%
E-Mart Co., Ltd. (2)	1,879	301
KB Financial Group, Inc. (2)	22,027	619
Kia Motors Corp. (2)	23,411	1,043
Korea Electric Power Corp. (1)(2)	10,474	445
LG Chem Ltd. (2)	2,188	604
Shinhan Financial Group Co., Ltd. (2)	22,247	749

		3,761

MALAYSIA - 0.4%
AirAsia BHD (2)	830,300	249

MEXICO - 3.3%
Alsea S.A.B. de C.V.	156,252	544
Cemex S.A.B. de C.V., UNIT (1)	941,719	514
Grupo Televisa S.A.B., Series CPO	88,103	482
Infraestructura Energetica Nova S.A.B. de C.V.	76,460	319

		1,859

PAKISTAN - 0.8%
Habib Bank Ltd., Equity-Linked Security (1)(2)(5)(6)(7)	221,200	422

PANAMA - 0.6%
Copa Holdings S.A., Class A (7)	7,097	342

PERU - 1.4%
Credicorp Ltd.	5,920	576
Grana y Montero S.A. (DR)	62,121	183

		759

POLAND - 0.8%
Eurocash S.A. (2)	34,111	$420

RUSSIA - 6.2%
Lukoil PJSC (DR) (2)	16,784	538
Magnit PJSC (2)	3,521	540
MMC Norilsk Nickel PJSC (DR) (2)	44,232	557
Moscow Exchange MICEX-RTS PJSC (2)	330,343	413
Sberbank of Russia (2)	815,869	1,124
Yandex N.V., Class A (1)	19,393	305

		3,477

SOUTH AFRICA - 4.2%
FirstRand Ltd. (2)	157,705	430
Mediclinic International Ltd. (2)	14,484	112
Naspers Ltd., Class N (2)	9,949	1,360
Woolworths Holdings Ltd. (2)	71,502	462

		2,364

SWITZERLAND - 0.9%
Dufry AG (1)(2)	4,212	500

TAIWAN - 10.8%
CTBC Financial Holding Co., Ltd. (2)	1,708,370	873
E Ink Holdings, Inc. (1)(2)	507,000	240
Hon Hai Precision Industry Co., Ltd. (2)	431,099	1,054
MediaTek, Inc. (2)	98,794	747
Taiwan Fertilizer Co., Ltd. (2)	198,000	258
Taiwan Semiconductor Manufacturing Co., Ltd. (2)	664,647	2,868

		6,040

THAILAND - 0.9%
Bangkok Bank PCL (DR) (2)	119,500	503

TURKEY - 1.7%
Ford Otomotiv Sanayi AS (2)	44,384	461
Turkiye Sinai Kalkinma Bankasi AS (2)	913,342	476

		937

UNITED ARAB EMIRATES - 0.9%
Emaar Malls Group PJSC (1)(2)	673,540	504

UNITED KINGDOM - 2.5%
Al Noor Hospitals Group plc (2)	46,647	762
Randgold Resources Ltd. (2)	9,955	614

		1,376

Total common stocks and equity-linked securities (Cost $52,250)		50,219

PREFERRED STOCKS - 7.5%

BRAZIL - 1.1%
Itau Unibanco Holding S.A. (2)(7)	94,905	620

KOREA - 6.4%
Samsung Electronics Co., Ltd. (2)(7)	3,826	$3,541

Total preferred stocks (Cost $4,449)		4,161

	Principal Amount
CONVERTIBLE DEBENTURES - 0.0%†

BRAZIL - 0.0%†
PDG Realty S.A. Empreendimentos e Participacoes (0.0%, 9/19/16)(1)(2)(4)	$372	$1

Total convertible debentures (Cost $127)		1

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/31/15, due 1/4/16, maturity value $1,282 (Cost $1,282)(8)	1,282	1,282

Total investments - 99.8% (Cost $58,108)		55,663

Other assets less liabilities - 0.2%		106

Total net assets - 100.0%(9)		$55,769

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $46,316, or 83.0% of total net assets.

(3)	Security was acquired in a private placement. The shares are freely tradable outside the United States where the Fund expects to trade them.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
GAEC Educacao S.A.	10/25/2013	$238	$97	0.2%

(4)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $74, or 0.1% of total net assets.

(5)

Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933 on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
Habib Bank Ltd.	4/13/2015-10/16/2015	$358	$422	0.8%

(6)

Security is an equity-linked participation certificate issued by Deutsche Bank AG London. As described in Note (H) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(7)	Non-voting shares.
(8)	Collateralized by:

	Rate	Maturity	Value
U.S. Treasury Bond	3.125%	11/15/2041	$1,310

(9)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - December 31, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$8,467	15.2%
Consumer Staples	3,176	5.7
Energy	3,493	6.3
Financials	12,886	23.2
Health Care	4,356	7.8
Industrials	3,116	5.6
Information Technology	12,817	23.0
Materials	3,397	6.1
Telecommunication Services	1,515	2.7
Utilities	1,158	2.1
Short-term investments	1,282	2.3

Total investments	$55,663	100.0%

TRADING CURRENCIES - December 31, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$2,748	4.9%
British pound	1,376	2.5
Chilean peso	1,055	1.9
Euro	854	1.5
Hong Kong dollar	9,083	16.3
Indian rupee	5,688	10.2
Indonesian rupiah	2,124	3.8
Kenyan shilling	365	0.7
Korean won	7,302	13.1
Malaysian ringgit	249	0.5

Mexican peso	$1,859	3.3%
Polish zloty	420	0.8
South African rand	2,364	4.2
Swiss franc	500	0.9
Taiwan dollar	6,040	10.9
Thai baht	503	0.9
Turkish lira	937	1.7
U.S. dollar	11,692	21.0
UAE dirham	504	0.9

Total investments	$55,663	100.0%

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - December 31, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.1%

CANADA - 0.4%
Canadian Pacific Railway Ltd.	11,005	$1,404

CHINA - 4.4%
Baidu, Inc. (DR) (1)	38,667	7,309
Beijing Enterprises Water Group Ltd. (1)(2)	7,468,000	5,218
China Everbright International Ltd. (2)	1,619,000	2,063

		14,590

FINLAND - 3.5%
Huhtamaki Oyj (2)	318,725	11,510

FRANCE - 1.9%
Elis S.A. (2)	383,424	6,345

GERMANY - 5.8%
Bayer AG (2)	27,768	3,484
Telefonica Deutschland Holding AG (2)	961,075	5,131
Vonovia SE (2)	172,413	5,340
Wirecard AG (2)	104,198	5,258

		19,213

HONG KONG - 2.1%
AIA Group Ltd. (2)	1,150,595	6,855

INDIA - 1.1%
Housing Development Finance Corp. Ltd. (2)	192,232	3,651

ITALY - 0.7%
Mediaset S.p.A. (2)	549,779	2,277

JAPAN - 0.2%
Nitori Holdings Co., Ltd. (2)	9,978	839

NETHERLANDS - 1.1%
ASML Holding N.V. (2)	42,291	3,769

SWITZERLAND - 3.7%
Adecco S.A. (1)(2)	32,835	2,255
Nestle S.A. (2)	32,801	2,431
Novartis AG (2)	48,031	4,106
Roche Holding AG (2)(3)	12,168	3,353

		12,145

TAIWAN - 3.6%
Ginko International Co., Ltd. (2)(4)	840,000	11,097
Taiwan Semiconductor Manufacturing Co., Ltd. (2)	186,000	803

		11,900

UNITED KINGDOM - 3.3%
Carnival plc (2)	71,987	4,087
Johnson Matthey plc (2)	80,447	3,124

Lloyds Banking Group plc (2)	3,431,640	$3,694

		10,905

UNITED STATES - 65.3%
Advance Auto Parts, Inc.	53,294	8,021
Allegion plc	23,971	1,580
Alphabet, Inc., Class A (1)	6,339	4,932
Alphabet, Inc., Class C (1)(3)	12,211	9,267
American Express Co.	92,359	6,424
Aon plc	33,667	3,104
Celgene Corp. (1)	58,373	6,991
Charter Communications, Inc., Class A (1)	25,905	4,743
Cigna Corp.	23,894	3,496
Cognizant Technology Solutions Corp., Class A (1)	80,542	4,834
Comcast Corp., Class A	139,542	7,874
CSX Corp.	192,317	4,991
Delphi Automotive plc	88,832	7,616
Dollar General Corp.	93,914	6,750
Dollar Tree, Inc. (1)	59,394	4,586
Envision Healthcare Holdings, Inc. (1)	339,528	8,818
General Mills, Inc.	101,654	5,861
Gilead Sciences, Inc.	86,714	8,775
HCA Holdings, Inc. (1)	62,447	4,223
JPMorgan Chase & Co.	125,379	8,279
Liberty Global plc, Class A (1)	88,211	3,737
Liberty Global plc, Series C (1)(3)	107,460	4,381
Live Nation Entertainment, Inc. (1)	63,211	1,553
MasterCard, Inc., Class A	116,620	11,354
Medivation, Inc. (1)	146,862	7,099
Medtronic plc	166,132	12,779
Molson Coors Brewing Co., Class B	104,183	9,785
Monster Beverage Corp. (1)	18,304	2,727
Nektar Therapeutics (1)	204,937	3,453
NewMarket Corp.	4,058	1,545
PepsiCo, Inc.	32,516	3,249
Portola Pharmaceuticals, Inc. (1)	67,776	3,487
Priceline Group, Inc. (1)	2,593	3,306
PTC Therapeutics, Inc. (1)	117,120	3,795
Restoration Hardware Holdings, Inc. (1)	34,808	2,765
Royal Caribbean Cruises Ltd.	29,152	2,950
Thermo Fisher Scientific, Inc.	53,510	7,590
United Technologies Corp.	33,296	3,199
VF Corp.	54,679	3,404
Williams-Sonoma, Inc.	51,955	3,035

		216,358

Total common stocks (Cost $302,807)		321,761

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/31/15, due 1/4/16, maturity value $9,352 (Cost $9,352)(5)	$9,352	$9,352

Total investments - 99.9% (Cost $312,159)		331,113

Other assets less liabilities - 0.1%		250

Total net assets - 100.0%(6)		$331,363

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $96,690, or 29.2% of total net assets.

(3)	Non-voting shares.
(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(5)	Collateralized by:

	Rate	Maturity	Value
U.S. Treasury Bond	3.125%	11/15/2041	$9,542

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - December 31, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$71,924	21.7%
Consumer Staples	24,053	7.3
Financials	37,347	11.3
Health Care	92,546	27.9
Industrials	21,837	6.6
Information Technology	47,526	14.4
Materials	16,179	4.9
Telecommunication Services	5,131	1.5
Utilities	5,218	1.6
Short-term investments	9,352	2.8

Total investments	$331,113	100.0%

TRADING CURRENCIES - December 31, 2015 (Unaudited) Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$10,905	3.3%
Euro	43,114	13.0
Hong Kong dollar	14,136	4.3
Indian rupee	3,651	1.1
Japanese yen	839	0.2
Swiss franc	12,145	3.7
Taiwan dollar	11,900	3.6
U.S. dollar	234,423	70.8

Total investments	$331,113	100.0%

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - December 31, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.7%

AUSTRALIA - 2.4%
James Hardie Industries plc (DR) (1)	2,412,018	$30,428
Treasury Wine Estates Ltd. (1)	1,112,606	6,679

		37,107

BRAZIL - 1.0%
Raia Drogasil S.A. (1)	1,648,200	14,731

CHINA - 3.6%
Tencent Holdings Ltd. (1)	2,791,500	54,528

DENMARK - 3.5%
Genmab AS (1)(2)	406,955	53,363

FRANCE - 1.9%
Eurofins Scientific SE (1)	85,172	29,715

GERMANY - 3.4%
Brenntag AG (1)	464,944	24,267
Zalando SE (1)(2)	691,385	27,312

		51,579

HONG KONG - 1.0%
Hong Kong Exchanges and Clearing Ltd. (1)	579,677	14,730

ITALY - 0.6%
Moncler S.p.A. (1)	618,845	8,570

JAPAN - 7.6%
FANUC Corp. (1)	234,802	40,478
Harmonic Drive Systems, Inc. (1)	670,182	14,496
Nintendo Co., Ltd. (1)	160,942	22,156
Shiseido Co., Ltd. (1)	995,422	20,598
Stanley Electric Co., Ltd. (1)(3)	875,500	19,284

		117,012

KOREA - 1.3%
Amorepacific Corp. (1)	55,009	19,319

MEXICO - 1.4%
Infraestructura Energetica Nova S.A.B. de C.V.	5,219,143	21,807

SWEDEN - 1.3%
Hexagon AB, Class B (1)	534,461	19,800

TAIWAN - 0.8%
Hermes Microvision, Inc. (1)	361,000	13,063

UNITED KINGDOM - 9.6%
ASOS plc (1)(2)	467,779	23,635
Associated British Foods plc (1)	311,890	15,352
Direct Line Insurance Group plc (1)	8,065,817	48,179

Markit Ltd. (2)	1,747,367	$52,718
Weir Group plc (1)	529,051	7,782

		147,666

UNITED STATES - 52.3%
Abbott Laboratories	1,055,376	47,397
Adobe Systems, Inc. (2)	354,192	33,273
Alphabet, Inc., Class A (2)	81,902	63,721
Alphabet, Inc., Class C (2)(4)	52,522	39,858
Anthem, Inc.	104,748	14,606
Apple, Inc.	140,314	14,769
Avago Technologies Ltd.	107,753	15,640
Boston Scientific Corp. (2)	1,644,658	30,328
Chipotle Mexican Grill, Inc. (2)	42,220	20,259
Electronic Arts, Inc. (2)	666,595	45,808
Facebook, Inc., Class A (2)	651,690	68,206
IHS, Inc., Class A (2)(3)	611,604	72,432
Illumina, Inc. (2)	102,886	19,748
LKQ Corp. (2)	1,039,322	30,795
McGraw Hill Financial, Inc.	495,189	48,816
Regeneron Pharmaceuticals, Inc. (2)	120,947	65,659
Salesforce.com, Inc. (2)	301,664	23,650
Schlumberger Ltd.	150,781	10,517
Starbucks Corp.	497,613	29,872
Visa, Inc., Class A	968,265	75,089
Walt Disney Co.	154,992	16,287
Workday, Inc., Class A (2)	191,745	15,278

		802,008

Total common stocks (Cost $1,139,941)		1,404,998

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/31/15, due 1/4/16, maturity value $130,276 (Cost $130,276)(5)	$130,276	$130,276

Total investments - 100.2% (Cost $1,270,217)		1,535,274

Other assets less liabilities - (0.2)%		(2,729)

Total net assets - 100.0%(6)		$1,532,545

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $528,465, or 34.5% of total net assets.

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(4)	Non-voting shares.

(5)	Collateralized by:

	Rate	Maturity	Value
U.S. Treasury Note	2.500%	5/15/2024	$132,884

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - December 31, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$176,014	11.4%
Consumer Staples	76,679	5.0
Energy	10,517	0.7
Financials	164,443	10.7
Health Care	260,816	17.0
Industrials	159,455	10.4
Information Technology	504,839	32.9
Materials	30,428	2.0
Utilities	21,807	1.4
Short-term investments	130,276	8.5

Total investments	$1,535,274	100.0%

TRADING CURRENCIES - December 31, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$37,107	2.4%
Brazilian real	14,731	1.0
British pound	94,948	6.2
Danish krone	53,363	3.5
Euro	89,864	5.8
Hong Kong dollar	69,258	4.5
Japanese yen	117,012	7.6
Korean won	19,319	1.3
Mexican peso	21,807	1.4
Swedish krona	19,800	1.3
Taiwan dollar	13,063	0.8
U.S. dollar	985,002	64.2

Total investments	$1,535,274	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - December 31, 2015

(Unaudited)

Dollar values in thousands

	Contract Settlement	Contract Amount				Unrealized
Counterparty	Date	Deliver		Receive		Depreciation
State Street Bank and Trust Company	2/10/2016	JPY	4,514,481	USD	36,276	$(1,312)
State Street Bank and Trust Company	2/10/2016	JPY	186,698	USD	1,513	(41)

						$(1,353)

JPY - Japanese yen

USD - U.S. dollar

ARTISAN GLOBAL SMALL CAP FUND

Schedule of Investments - December 31, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.9%

CANADA - 2.7%
Cogeco Cable, Inc.	82,971	$3,704

CHINA - 6.2%
Beijing Enterprises Water Group Ltd. (1)(2)	3,224,000	2,252
China Aircraft Leasing Group Holdings Ltd. (1)	1,800,500	1,869
China Everbright Water Ltd. (1)(2)	1,469,100	635
Cosmo Lady China Holdings Co., Ltd. (1)	736,000	615
CT Environmental Group Ltd. (1)	5,622,000	1,859
Wasion Group Holdings Ltd. (1)	1,294,000	1,325

		8,555

FINLAND - 5.0%
Huhtamaki Oyj (1)	189,510	6,844

FRANCE - 2.8%
Elis S.A. (1)	231,588	3,832

GERMANY - 6.1%
Stroeer SE (1)	13,892	871
Tele Columbus AG (1)(2)	752,724	7,559

		8,430

GREECE - 1.4%
JUMBO S.A. (1)(2)	179,618	1,891

INDIA - 4.1%
Cera Sanitaryware Ltd. (1)	103,459	3,124
Credit Analysis & Research Ltd. (1)	54,376	1,085
Vinati Organics Ltd. (1)	140,919	995
Voltas Ltd. (1)	104,125	510

		5,714

ITALY - 11.7%
Banca Sistema S.p.A. (1)(2)	484,529	2,037
Ei Towers S.p.A. (1)	70,393	4,536
Infrastrutture Wireless Italiane S.p.A. (1)(2)	866,282	4,733
RAI Way S.p.A. (1)	938,895	4,798

		16,104

JAPAN - 0.6%
Seria Co., Ltd. (1)	17,500	848

NETHERLANDS - 2.4%
Intertrust N.V. (1)(2)	149,889	3,283

SINGAPORE - 2.6%
SIIC Environment Holdings, Ltd. (1)(2)	6,646,460	3,572

SPAIN - 11.8%
Cellnex Telecom SAU (1)	224,696	4,189
Ebro Foods S.A. (1)	145,831	2,866

Euskaltel S.A. (1)(2)	262,479	$3,298
Inmobiliaria Colonial S.A. (1)(2)	5,343,420	3,712
Melia Hotels International S.A. (1)	163,514	2,153

		16,218

SWEDEN - 5.2%
Cloetta AB, Class B (1)(2)	1,023,812	3,378
Com Hem Holding AB (1)	424,377	3,836

		7,214

TAIWAN - 4.5%
Ginko International Co., Ltd. (1)(3)	471,000	6,222

THAILAND - 0.1%
Big C Supercenter PCL (DR) (1)	22,500	126

UNITED KINGDOM - 10.4%
Cambian Group plc (1)	979,396	2,007
Domino’s Pizza Group plc (1)	53,396	827
Equiniti Group plc (2)	750,000	2,014
Essentra plc (1)	196,907	2,391
Mitchells & Butlers plc (1)	363,860	1,851
Rathbone Brothers plc (1)	84,977	2,755
Virgin Money Holdings UK plc (1)	448,049	2,512

		14,357

UNITED STATES - 17.3%
Allegion plc	33,555	2,212
Cable One, Inc.	6,971	3,023
Interpublic Group of Cos., Inc.	122,190	2,845
La Quinta Holdings, Inc. (2)	148,118	2,016
Nektar Therapeutics (2)	224,172	3,777
Otonomy, Inc. (2)	49,318	1,369
Portola Pharmaceuticals, Inc. (2)	59,438	3,058
PTC Therapeutics, Inc. (2)	58,849	1,907
Sprouts Farmers Market, Inc. (2)	138,228	3,675

		23,882

Total common stocks (Cost $128,596)		130,796

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/31/15, due 1/4/16, maturity value $10,986 (Cost $10,986)(4)	$10,986	$10,986

Total investments - 102.9% (Cost $139,582)	$141,782

Other assets less liabilities - (2.9)%	(4,042)

Total net assets - 100.0%(5)	$137,740

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $101,196, or 73.5% of total net assets.

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(4)	Collateralized by:

	Rate	Maturity	Value
U.S. Treasury Bond	3.125%	11/15/2041	$11,208

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - December 31, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$33,001	23.3%
Consumer Staples	10,045	7.1
Financials	15,384	10.9
Health Care	18,340	12.9
Industrials	11,547	8.1
Information Technology	7,875	5.6
Materials	10,230	7.2
Telecommunication Services	16,056	11.3
Utilities	8,318	5.9
Short-term investments	10,986	7.7

Total investments	$141,782	100.0%

TRADING CURRENCIES - December 31, 2015 (Unaudited) Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$14,357	10.1%
Canadian dollar	3,704	2.6

Euro	$56,602	39.9%
Hong Kong dollar	7,920	5.6
Indian rupee	5,714	4.0
Japanese yen	848	0.6
Singapore dollar	4,207	3.0
Swedish krona	7,214	5.1
Taiwan dollar	6,222	4.4
Thai baht	126	0.1
U.S. dollar	34,868	24.6

Total investments	$141,782	100.0%

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - December 31, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 89.8%

BELGIUM - 1.9%
Groupe Bruxelles Lambert S.A. (1)	345,647	$29,553

BRAZIL - 2.0%
Telefonica Brasil S.A. (DR)	3,522,105	31,805

CANADA - 1.7%
Imperial Oil Ltd.	835,175	27,209

CHINA - 3.2%
Baidu, Inc. (DR) (2)	156,119	29,513
New Oriental Education & Technology Group, Inc. (DR)	690,072	21,647

		51,160

DENMARK - 4.4%
Carlsberg AS, Class B (1)	339,076	29,979
ISS AS (1)(3)	1,104,197	39,826

		69,805

JAPAN - 0.1%
Tokyo Electron Ltd. (1)	26,100	1,566

KOREA - 4.6%
Kia Motors Corp. (1)	513,913	22,893
Samsung Electronics Co., Ltd. (1)	47,469	50,689

		73,582

NETHERLANDS - 1.9%
ING Groep N.V. (DR) (1)	2,192,026	29,507

NORWAY - 1.0%
Orkla ASA (1)	2,105,262	16,615

SWITZERLAND - 5.3%
ABB Ltd. (1)(2)	2,276,777	40,413
Adecco S.A. (1)(2)	20,964	1,439
Pargesa Holding S.A. (1)	2,453	155
UBS Group AG (1)	2,193,771	42,217

		84,224

UNITED KINGDOM - 10.9%
Amec Foster Wheeler plc (1)	1,912,643	12,077
Compass Group plc (1)	1,292,768	22,375
Diageo plc (1)	661,269	18,033
Lloyds Banking Group plc (1)	24,330,507	26,188
Royal Bank of Scotland Group plc (1)(2)	12,943,461	57,264
Tesco plc (1)(2)	17,431,817	38,366

		174,303

UNITED STATES - 52.8%
Alphabet, Inc., Class A (2)	25,438	19,791
Alphabet, Inc., Class C (2)(4)	17,529	13,302
American Express Co.	435,203	30,268

Aon plc	213,915	$19,725
Applied Materials, Inc.	1,665,144	31,088
Arch Capital Group Ltd. (2)(3)	821,828	57,323
Bank of New York Mellon Corp.	1,632,689	67,300
Chubb Corp.	376,888	49,991
Cisco Systems, Inc.	1,747,499	47,453
Citigroup, Inc.	1,095,505	56,692
Citizens Financial Group, Inc.	1,121,206	29,364
Johnson & Johnson	527,534	54,188
Joy Global, Inc. (3)	590,975	7,452
Marsh & McLennan Cos., Inc.	807,360	44,768
Medtronic plc	706,696	54,359
Microsoft Corp.	1,188,198	65,921
Oracle Corp.	2,005,309	73,254
Progressive Corp.	961,635	30,580
QUALCOMM, Inc.	830,785	41,527
TE Connectivity Ltd.	361,546	23,360
United Technologies Corp.	267,198	25,670

		843,376

Total common stocks (Cost $1,332,229)		1,432,705

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/31/15, due 1/4/16, maturity value $157,029 (Cost $157,029)(5)	$157,029	$157,029

Total investments - 99.6% (Cost $1,489,258)		1,589,734

Other assets less liabilities - 0.4%		6,691

Total net assets - 100.0%(6)		$1,596,425

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $479,155, or 30.0% of total net assets.

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(4)	Non-voting shares.
(5)	Collateralized by:

	Rate	Maturity	Value
U.S. Treasury Note	2.125%	12/31/2022	$160,170

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - December 31, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$66,915	4.2%
Consumer Staples	102,993	6.5
Energy	39,286	2.5
Financials	570,895	35.9
Health Care	108,547	6.8
Industrials	114,800	7.2
Information Technology	397,464	25.0
Telecommunication Services	31,805	2.0
Short-term investments	157,029	9.9

Total investments	$1,589,734	100.0%

TRADING CURRENCIES - December 31, 2015 (Unaudited) Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$174,303	11.0%
Canadian dollar	27,209	1.7
Danish krone	69,805	4.4
Euro	59,060	3.7
Japanese yen	1,566	0.1
Korean won	73,582	4.6
Norwegian krone	16,615	1.0
Swiss franc	84,224	5.3
U.S. dollar	1,083,370	68.2

Total investments	$1,589,734	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - December 31, 2015

(Unaudited)

Dollar values in thousands

	Contract Settlement	Contract Amount				Unrealized
Counterparty	Date	Deliver		Receive		Appreciation
State Street Bank and Trust Company	5/17/2016	CNH	269,967	USD	41,343	$918

CNH - Yuan Renminbi offshore

USD - U.S. dollar

ARTISAN HIGH INCOME FUND

Schedule of Investments - December 31, 2015

(Unaudited)

Dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 66.9%

AGRICULTURE - 1.7%
Pinnacle Operating Corp., 9.00%, 11/15/2020 (1)	$17,859	$16,787

BIOTECHNOLOGY - 2.7%
Concordia Healthcare Corp.,
7.00%, 4/15/2023 (1)(2)	3,000	2,603
9.50%, 10/21/2022 (1)(2)	25,000	24,625

		27,228

BUILDING MATERIALS - 0.4%
Ply Gem Industries, Inc., 6.50%, 2/1/2022	4,000	3,600

CHEMICALS - 4.2%
A Schulman, Inc., 6.88%, 6/1/2023 (1)	12,000	11,490
Chemours Co., 6.63%, 5/15/2023 (1)	5,000	3,500
Momentive Performance Materials, Inc., escrow, 10.00%, 10/15/2020 (3)(4)(5)	2,000	—	(6)
Platform Specialty Products Corp.,
6.50%, 2/1/2022 (1)	23,175	20,046
10.38%, 5/1/2021 (1)	1,000	998
TPC Group, Inc., 8.75%, 12/15/2020 (1)	10,735	6,978

		43,012

COMMERCIAL SERVICES - 0.1%
Cimpress N.V., 7.00%, 4/1/2022 (1)(2)	800	768

DIVERSIFIED FINANCIAL SERVICES - 7.0%
Alliance Data Systems Corp., 6.38%, 4/1/2020 (1)	9,000	9,090
Cogent Communications Finance, Inc., 5.63%, 4/15/2021 (1)	3,500	3,255
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.25%, 8/1/2022 (1)	37,880	32,577
National Financial Partners Corp., 9.00%, 7/15/2021 (1)	24,515	22,431
Quicken Loans, Inc., 5.75%, 5/1/2025 (1)	4,000	3,810

		71,163

HEALTHCARE-SERVICES - 0.8%
HCA, Inc., 5.38%, 2/1/2025	8,000	7,900

HOLDING COMPANIES-DIVERSIFIED - 4.1%
Opal Acquisition, Inc., 8.88%, 12/15/2021 (1)	50,815	42,176

INSURANCE - 10.1%
USI, Inc., 7.75%, 1/15/2021 (1)	62,569	60,066
Wayne Merger Sub LLC, 8.25%, 8/1/2023 (1)	6,250	5,875
York Risk Services Holding Corp., 8.50%, 10/1/2022 (1)	45,000	36,900

		102,841

MACHINERY-DIVERSIFIED - 1.8%
Gardner Denver, Inc., 6.88%, 8/15/2021 (1)	23,975	18,341

MEDIA - 8.4%
Altice Financing S.A., 6.63%, 2/15/2023 (1)(2)	1,000	988

Altice Finco S.A., 7.63%, 2/15/2025 (1)(2)	$4,040	$3,737
Altice US Finance I Corp., 5.38%, 7/15/2023 (1)	3,000	3,008
Altice US Finance S.A., 7.75%, 7/15/2025 (1)(2)	2,000	1,830
Cablevision Systems Corp.,
5.88%,9/15/2022	5,000	4,250
8.00%,4/15/2020	7,500	7,312
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.13%, 5/1/2023 (1)	5,000	5,006
5.25%, 3/15/2021	5,500	5,713
CCO Safari II LLC,
4.46%, 7/23/2022 (1)	3,500	3,488
4.91%, 7/23/2025 (1)	6,000	5,994
DISH DBS Corp.,
5.00%, 3/15/2023	2,000	1,735
5.88%, 7/15/2022	9,000	8,392
5.88%, 11/15/2024	4,000	3,560
6.75%, 6/1/2021	1,000	1,008
Neptune Finco Corp.,
10.13%, 1/15/2023 (1)	7,000	7,298
10.88%, 10/15/2025 (1)	14,000	14,665
Time Warner Cable, Inc., 4.50%, 9/15/2042	10,000	7,847

		85,831

MISCELLANEOUS MANUFACTURING - 2.1%
Gates Global LLC / Gates Global Co., 6.00%, 7/15/2022 (1)	29,865	21,503

OIL & GAS - 6.5%
Clayton Williams Energy, Inc., 7.75%, 4/1/2019	11,850	9,140
Endeavor Energy Resources L.P. / EER Finance, Inc., 7.00%, 8/15/2021 (1)	4,835	4,303
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.00%, 6/1/2020	13,300	6,118
Paramount Resources Ltd., 6.88%, 6/30/2023 (1)(2)	11,000	8,690
Parsley Energy LLC / Parsley Finance Corp., 7.50%, 2/15/2022 (1)	15,218	14,533
Range Resources Corp., 4.88%, 5/15/2025 (1)	4,450	3,382
Seven Generations Energy Ltd., 6.75%, 5/1/2023 (1)(2)	18,000	15,120
Warren Resources, Inc., 9.00%, 8/1/2022 (3)	4,000	600
Whiting Petroleum Corp., 5.00%, 3/15/2019	5,000	3,775

		65,661

PHARMACEUTICALS - 3.4%
Valeant Pharmaceuticals International, Inc.,
5.88%, 5/15/2023 (1)(2)	17,000	15,172
6.13%, 4/15/2025 (1)(2)	13,000	11,602
6.38%, 10/15/2020 (1)(2)	8,500	8,203

		34,977

REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
Equinix, Inc., 5.88%, 1/15/2026	5,000	5,150
Vereit Operating Partnership L.P., 4.60%, 2/6/2024	17,100	16,202

		21,352

RETAIL - 2.8%
Dollar Tree, Inc., 5.75%, 3/1/2023 (1)	13,000	13,553
Yum! Brands, Inc.,

3.75%, 11/1/2021	$5,000	$4,602
3.88%, 11/1/2020	5,000	4,912
3.88%, 11/1/2023	1,000	886
6.88%, 11/15/2037	5,000	4,249

		28,202

SOFTWARE - 4.6%
First Data Corp.,
5.75%, 1/15/2024 (1)	5,000	4,925
7.00%, 12/1/2023 (1)	10,000	10,000
Infor Software Parent LLC / Infor Software Parent, Inc., PIK, 7.13%, 5/1/2021 (1)	18,500	13,366
Infor US, Inc., 6.50%, 5/15/2022 (1)	7,000	5,915
Informatica LLC, 7.13%, 7/15/2023 (1)	14,490	13,114

		47,320

TELECOMMUNICATIONS - 4.1%
Frontier Communications Corp.,
8.88%, 9/15/2020 (1)	2,000	2,025
10.50%, 9/15/2022 (1)	4,000	3,975
11.00%, 9/15/2025 (1)	12,000	11,880
T-Mobile USA, Inc.,
6.00%, 3/1/2023	2,000	2,025
6.38%, 3/1/2025	4,500	4,545
6.50%, 1/15/2026	6,000	6,057
Virgin Media Secured Finance plc, 5.25%, 1/15/2026 (1)(2)	12,000	11,670

		42,177

Total Corporate Bonds (Cost $743,504)		680,839

BANK LOANS - 17.8%(7)

AEROSPACE/DEFENSE - 0.6%
Jazz Acquisition, Inc. Second Lien Term Loan, 7.75%, 6/19/2022	7,000	6,160

APPAREL - 0.4%
Fullbeauty Brands Holdings Corp. First Lien Term Loan B, 5.75%, 10/14/2022	4,000	3,752

AUTO PARTS & EQUIPMENT - 0.6%
BBB Industries US Holdings, Inc. Second Lien Term Loan B, 9.75%, 11/3/2022 (3)	6,500	6,121

BIOTECHNOLOGY - 0.3%
Concordia Healthcare Corp. Term Loan B, 5.25%, 10/21/2021 (2)	3,000	2,874

CHEMICALS - 0.2%
Emerald Performance Materials, LLC Second Lien Term Loan, 7.75%, 8/1/2022	2,000	1,882

COMMERCIAL SERVICES - 0.7%
Concentra Inc. Second Lien Term Loan B, 9.00%, 4/22/2023 (3)	$7,000	$6,860

DIVERSIFIED FINANCIAL SERVICES - 2.4%
LBM Borrower LLC Second Lien Term Loan, 10.25%, 8/20/2023	10,000	9,533
TransFirst, Inc. Second Lien Term Loan, 9.00%, 11/12/2022	10,000	9,763
WP Mustang Holdings LLC Second Lien Term Loan B, 8.50%, 5/29/2022	5,645	5,627

		24,923

ELECTRIC - 0.9%
Pike Corp. Second Lien Term Loan, 9.50%, 6/22/2022 (3)	10,000	9,733

FOOD - 0.4%
Hostess Brands LLC Second Lien Term Loan, 8.50%, 8/3/2023	4,328	4,279

INSURANCE - 1.2%
AssuredPartners, Inc. Second Lien Term Loan, 10.00%, 10/20/2023	13,000	12,664

INTERNET - 1.3%
iParadigms Holdings LLC Second Lien Term Loan, 8.25%, 7/31/2022 (3)	8,972	8,703
The Active Network, Inc. Second Lien Term Loan, 9.50%, 11/15/2021	5,467	5,084

		13,787

MISCELLANEOUS MANUFACTURING - 0.1%
Ascend Performance Materials Operations LLC Term Loan B, 6.75%, 4/10/2018	706	657

OIL & GAS - 2.3%
Callon Petroleum Co. Second Lien Term Loan B, 8.50%, 10/8/2021	24,500	23,275

OIL & GAS SERVICES - 0.9%
Cactus Wellhead LLC Term Loan B, 7.00%, 7/31/2020 (3)	7,900	5,609
RGL Reservoir Operations, Inc. First Lien Term Loan, 6.00%, 8/14/2021 (2)	8,888	3,318

		8,927

PACKAGING & CONTAINERS - 0.3%
Mauser Holding S.a.r.l. Second Lien Term Loan, 8.75%, 7/31/2022 (2)	3,000	2,630

SOFTWARE - 5.2%
Ascend Learning LLC Second Lien Term Loan, 9.50%, 11/30/2020	15,642	14,703

Renaissance Learning, Inc. Second Lien Term Loan, 8.00%, 4/11/2022	$41,035	$38,368

		53,071

Total Bank Loans (Cost $194,188)		181,595

CONVERTIBLE DEBENTURES - 2.9%

REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.9%
VEREIT, Inc., 3.00%, 8/1/2018	6,000	5,565
VEREIT, Inc., 3.75%, 12/15/2020	27,000	24,232

		29,797

Total convertible debentures (Cost $31,298)		29,797

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/31/15, due 1/4/16, maturity value $69,539 (Cost $69,539)(8)	69,539	69,539

Total investments - 94.4% (Cost $1,038,529)		961,770

Other assets less liabilities - 5.6%		56,639

Total net assets - 100.0%(9)		$1,018,409

(1)

Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933 on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
A Schulman, Inc. 6.88% 6/1/2023	5/7/15-11/6/15	$12,099	$11,490	1.1%
Alliance Data Systems Corp. 6.38% 4/1/2020	8/14/14-3/24/15	9,335	9,090	0.9
Altice Financing S.A. 6.63% 2/15/2023	1/30/15	1,000	988	0.1
Altice Finco S.A. 7.63% 2/15/2025	1/30/15-4/1/15	4,139	3,737	0.4
Altice US Finance I Corp. 5.38% 7/15/2023	5/29/15	3,000	3,008	0.3
Altice US Finance S.A. 7.75% 7/15/2025	5/29/15	1,966	1,830	0.2
CCO Holdings LLC / CCO Holdings Capital Corp. 5.13% 5/1/2023	4/13/15-9/29/15	4,763	5,006	0.5
CCO Safari II LLC

4.46% 7/23/2022	7/9/15-12/30/15	$3,491	$3,488	0.3%
4.91% 7/23/2025	7/9/15-7/13/15	5,958	5,994	0.6
Chemours Co. 6.63% 5/15/2023	10/6/15	3,454	3,500	0.3
Cimpress N.V. 7.00% 4/1/2022	3/13/15	800	768	0.1
Cogent Communications Finance, Inc. 5.63% 4/15/2021	7/20/15	3,369	3,255	0.3
Concordia Healthcare Corp.
7.00% 4/15/2023	10/26/15-10/29/15	2,619	2,603	0.3
9.50% 10/21/2022	10/19/15	25,000	24,625	2.4
Dollar Tree, Inc. 5.75% 3/1/2023	2/6/15-9/8/15	13,000	13,553	1.3
Endeavor Energy Resources L.P. / EER Finance, Inc. 7.00% 8/15/2021	8/28/15-10/6/15	4,520	4,303	0.4
First Data Corp.
5.75% 1/15/2024	11/5/15	5,000	4,925	0.5
7.00% 12/1/2023	10/29/15	10,000	10,000	1.0
Frontier Communications Corp.
8.88% 9/15/2020	9/11/15	2,000	2,025	0.2
10.50% 9/15/2022	9/11/15	4,000	3,975	0.4
11.00% 9/15/2025	9/11/15-9/29/15	11,921	11,880	1.2
Gardner Denver, Inc. 6.88% 8/15/2021	7/31/15-12/3/15	21,292	18,341	1.8
Gates Global LLC / Gates Global Co. 6.00% 7/15/2022	7/28/15-11/2/15	25,175	21,503	2.1
Infinity Acquisition LLC / Infinity Acquisition Finance Corp. 7.25% 8/1/2022	7/15/14-11/18/15	35,403	32,577	3.2
Infor Software Parent LLC / Infor Software Parent, Inc. 7.13% 5/1/2021	4/3/14-11/23/15	17,499	13,366	1.3
Infor US, Inc. 6.50% 5/15/2022	3/18/15-9/17/15	6,932	5,915	0.5
Informatica LLC 7.13% 7/15/2023	6/2/15-9/16/15	14,273	13,114	1.3
National Financial Partners Corp. 9.00% 7/15/2021	5/12/15-11/19/15	24,539	22,431	2.2
Neptune Finco Corp.
10.13% 1/15/2023	9/25/15	7,000	7,298	0.7
10.88% 10/15/2025	9/25/15-9/30/15	14,000	14,665	1.4
Opal Acquisition, Inc. 8.88% 12/15/2021	4/15/14-11/5/15	51,735	42,176	4.1
Paramount Resources Ltd. 6.88% 6/30/2023	5/21/15-6/3/15	11,047	8,690	0.9
Parsley Energy LLC / Parsley Finance Corp. 7.50% 2/15/2022	1/15/15-9/18/15	15,537	14,533	1.4

Pinnacle Operating Corp. 9.00% 11/15/2020	3/28/14-6/22/15	$18,356	$16,787	1.7%
Platform Specialty Products Corp.
6.50%2/1/2022	9/9/15-10/22/15	21,275	20,046	2.0
10.38%5/1/2021	11/3/15	1,000	998	0.1
Quicken Loans, Inc. 5.75% 5/1/2025	5/1/15	4,030	3,810	0.4
Range Resources Corp. 4.88% 5/15/2025	5/7/15-7/7/15	4,360	3,382	0.3
Seven Generations Energy Ltd. 6.75% 5/1/2023	10/7/15-12/7/15	16,373	15,120	1.5
TPC Group, Inc. 8.75% 12/15/2020	7/15/15-12/1/15	9,194	6,978	0.7
USI, Inc. 7.75% 1/15/2021	3/20/14-12/2/15	62,576	60,066	5.9
Valeant Pharmaceuticals International, Inc.
5.88%5/15/2023	3/13/15-12/1/15	14,828	15,172	1.5
6.13%4/15/2025	3/13/15-10/23/15	12,252	11,602	1.1
6.38%10/15/2020	4/29/14-5/11/15	8,861	8,203	0.8
Virgin Media Secured Finance plc 5.25% 1/15/2026	3/17/15-9/14/15	11,760	11,670	1.1
Wayne Merger Sub LLC 8.25% 8/1/2023	7/30/15-8/5/15	6,248	5,875	0.6
York Risk Services Holding Corp. 8.50% 10/1/2022	9/17/14-12/1/15	42,560	36,900	3.6

Total			$561,261	55.0%

(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Issuer	Country	Trading Currency
Altice S.A.	Luxembourg	U.S. dollar
Cimpress N.V.	Netherlands	U.S. dollar
Concordia Healthcare Corp.	Canada	U.S. dollar
Mauser U.S. Corporate LLC	Luxembourg	U.S. dollar
Paramount Resources Ltd.	Canada	U.S. dollar
RGL Reservoir Operations, Inc.	Canada	U.S. dollar
Seven Generations Energy Ltd.	Canada	U.S. dollar
Valeant Pharmaceuticals International, Inc.	Canada	U.S. dollar
Virgin Media Secured Finance plc	United Kingdom	U.S. dollar

(3)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $37,626, or 3.7% of total net assets.

(4)	Represents escrow for past due interest.
(5)	Security fair valued in accordance with procedures established by the board of directors of Artisan Partners Funds was less than $1, or 0.1% of total net assets.
(6)	Amounts round to less than $1.
(7)	Floating rate instruments, the rate disclosed was as of December 31, 2015.

(8)	Collateralized by:

	Rate	Maturity	Value
U.S. Treasury Note	2.125%	12/31/2021	$69,331
U.S. Treasury Bond	2.500%	2/15/2045	1,602

			$70,933

(9)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(PIK) Payment-in-kind security, may pay interest/dividend in additional par/shares.

See Notes to Form N-Q.

CREDIT DIVERSIFICATION - December 31, 2015

(Unaudited)

Percentage of Total Investments
BBB	1.8%
BB	15.1
B	26.2
CCC	43.1
D	0.1
Unrated	6.5
Short-term investments	7.2

100.0%

Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. The credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) or Moody’s Investor Services (“Moody’s”) (shown using the rating scale of Standard & Poor’s). Investments designated as unrated are not rated by either rating agency. Credit quality ratings are subjective opinions, not statements of fact, and are subject to change.

High yield securities are speculative, have a higher degree of default risk than higher-rated bonds and may increase the Fund’s volatility. The Fund may invest a significant portion of its assets in high-yield securities that are rated in the lower rating categories by one or more nationally recognized statistical rating organization (for example, CCC or lower by Standard & Poor’s or Fitch Ratings Inc. or Caa or lower by Moody’s) or, if unrated, are determined by the Adviser to be of comparable quality.

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 94.9%

BELGIUM - 2.4%
Anheuser-Busch InBev N.V. (1)	959,281	$118,495
Telenet Group Holding N.V. (1)(2)	2,748,358	148,117
UCB S.A. (1)	1,881,173	169,327

		435,939

CANADA - 0.4%
Canadian Pacific Railway Ltd.	610,047	77,842

CHINA - 6.9%
Baidu, Inc. (DR) (2)	3,718,205	702,889
Beijing Enterprises Water Group Ltd. (1)(2)	43,713,000	30,542
Tencent Holdings Ltd. (1)	26,684,277	521,241

		1,254,672

FRANCE - 5.2%
L’Oreal S.A. (1)	818,338	137,678
LVMH Moet Hennessy Louis Vuitton SE (1)	832,453	130,134
Orange S.A. (1)	9,162,950	153,721
Pernod Ricard S.A. (1)	1,501,563	170,714
Zodiac Aerospace (1)(3)	14,690,410	350,151

		942,398

GERMANY - 10.8%
Allianz SE (1)	1,057,863	187,406
Bayer AG (1)	6,319,241	792,820
Beiersdorf AG (1)	2,977,171	270,834
Linde AG (1)	2,742,842	398,133
Vonovia SE (1)	5,777,252	178,949
Wirecard AG (1)	2,755,932	139,076

		1,967,218

HONG KONG - 3.7%
AIA Group Ltd. (1)	111,252,532	662,793

INDIA - 2.2%
Housing Development Finance Corp. Ltd. (1)	13,303,747	252,703
Infosys Ltd. (DR)	8,820,856	147,749

		400,452

IRELAND - 1.3%
Ryanair Holdings plc, Equity-Linked Security (1)(4)(5)(6)	14,895,591	241,088

ITALY - 0.6%
Mediaset S.p.A. (1)	27,025,061	111,925

JAPAN - 9.3%
IHI Corp. (1)	29,413,422	80,871
Japan Tobacco, Inc. (1)	10,773,983	395,590
NGK Insulators Ltd. (1)	14,496,861	327,007
Olympus Corp. (1)	8,148,513	320,941
Ono Pharmaceutical Co., Ltd. (1)	973,076	172,950

Toyota Motor Corp. (1)	6,437,581	$395,139

		1,692,498

KOREA - 0.0%†
Orion Corp. (1)	2,079	2,055

MEXICO - 1.6%
Grupo Televisa S.A.B. (DR)	10,898,583	296,551

NETHERLANDS - 2.1%
ASML Holding N.V. (1)	4,277,427	381,189

SPAIN - 1.4%
Grifols S.A. (1)	2,586,437	119,069
Grifols S.A. (DR)	4,421,839	143,267

		262,336

SWEDEN - 0.9%
Swedbank AB, Class A (1)	7,800,548	171,317

SWITZERLAND - 12.3%
Actelion Ltd. (1)(2)	2,037,942	280,417
Adecco S.A. (1)(2)	1,829,183	125,599
Nestle S.A. (1)	7,255,521	537,806
Novartis AG (1)	3,282,805	280,603
Roche Holding AG (1)(4)	1,906,168	525,317
Syngenta AG (1)	1,220,132	478,907

		2,228,649

TAIWAN - 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (1)	17,316,000	74,720

UNITED KINGDOM - 13.4%
Babcock International Group plc (1)	6,453,557	96,101
BT Group plc (1)	18,940,274	130,900
Carnival plc (1)	4,822,599	273,815
Croda International plc (1)	3,131,230	139,565
Diageo plc (1)	729,112	19,883
Imperial Tobacco Group plc (1)	4,158,680	218,728
InterContinental Hotels Group plc (1)	4,550,435	176,574
International Consolidated Airlines Group S.A. (1)	36,012,846	321,409
Johnson Matthey plc (1)	9,129,215	354,505
Lloyds Banking Group plc (1)	217,935,711	234,569
Worldpay Group plc (1)(2)	31,319,081	142,007
WPP plc (1)	13,916,613	320,329

		2,428,385

UNITED STATES - 20.0%
Allegion plc	1,407,670	92,794
Allergan plc (2)	725,095	226,592
Aon plc	2,144,487	197,743
Autoliv, Inc. (DR) (1)	1,761,862	222,571
Cognizant Technology Solutions Corp., Class A (2)	5,181,522	310,995
Delphi Automotive plc	5,247,279	449,849
Liberty Global plc, Class A (2)	7,200,494	305,013
Liberty Global plc, Series C (2)(4)	11,687,712	476,508
Medtronic plc	11,839,966	910,730

Royal Caribbean Cruises Ltd.	2,011,787	$203,613
TE Connectivity Ltd.	1,932,970	124,889
WABCO Holdings, Inc. (2)	1,104,069	112,902

		3,634,199

Total common stocks and equity-linked securities (Cost $15,022,818)		17,266,226

PREFERRED STOCKS - 0.9%

GERMANY - 0.9%
Henkel AG & Co. KGaA (1)(4)	1,463,427	163,131

Total preferred stocks (Cost $102,660)		163,131

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/31/15, due 1/4/16, maturity value $829,003 (Cost $829,003)(7)	$829,003	$829,003

Total investments - 100.4% (Cost $15,954,481)		18,258,360

Other assets less liabilities - (0.4)%		(72,600)

Total net assets - 100.0%(8)		$18,185,760

†	Amount rounds to less than 0.1%.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $12,649,431, or 69.6% of total net assets.

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(4)	Non-voting shares.
(5)

Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933 on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013-11/23/2015	$138,958	$241,088	1.3%

(6)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (H) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(7)	Collateralized by:

	Rate	Maturity	Value
U.S. Treasury Note	1.625%	11/15/2022	$7,969
U.S. Treasury Note	2.125%	12/31/2022	837,615

			$845,584

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - December 31, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$3,510,138	19.2%
Consumer Staples	2,034,914	11.2
Financials	1,885,480	10.3
Health Care	3,942,033	21.6
Industrials	1,825,764	10.0
Information Technology	2,544,755	13.9
Materials	1,371,110	7.5
Telecommunication Services	284,621	1.6
Utilities	30,542	0.2
Short-term investments	829,003	4.5

Total investments	$18,258,360	100.0%

TRADING CURRENCIES - December 31, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$2,428,385	13.3%
Euro	4,120,869	22.6
Hong Kong dollar	1,214,576	6.6
Indian rupee	252,703	1.4
Japanese yen	1,692,498	9.3
Korean won	2,055	— (1)
Swedish krona	393,888	2.2
Swiss franc	2,228,649	12.2
Taiwan dollar	74,720	0.4
U.S. dollar	5,850,017	32.0

Total investments	$18,258,360	100.0%

(1)	Represents less than 0.1% of total investments.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 90.7%

CANADA - 2.5%
CAE, Inc.	630,189	$6,991
Manitoba Telecom Services, Inc.	819,463	17,631

		24,622

CHINA - 6.3%
Beijing Enterprises Water Group Ltd. (1)(2)	28,224,000	19,720
China Everbright International Ltd. (1)	25,179,000	32,085
CT Environmental Group Ltd. (1)	33,788,000	11,170

		62,975

DENMARK - 3.3%
Royal Unibrew AS (1)	821,254	33,306

FINLAND - 3.0%
Huhtamaki Oyj (1)	824,621	29,780

FRANCE - 2.9%
Elis S.A. (1)	1,728,284	28,600

GERMANY - 9.9%
Stroeer SE (1)	100,220	6,282
Takkt AG (1)	1,112,428	22,342
Wirecard AG (1)	1,396,421	70,470

		99,094

GREECE - 1.3%
JUMBO S.A. (1)(2)	1,215,835	12,803

ITALY - 13.9%
Azimut Holding S.p.A. (1)	901,138	22,247
Davide Campari-Milano S.p.A. (1)	1,612,413	13,883
Ei Towers S.p.A. (1)	564,658	36,386
Hera S.p.A. (1)	2,565,405	6,816
Infrastrutture Wireless Italiane S.p.A. (1)(2)	6,624,389	36,194
RAI Way S.p.A.(1)	4,685,890	23,943

		139,469

JAPAN - 6.8%
Cosmos Pharmaceutical Corp.(1)	113,857	17,934
Matsumotokiyoshi Holdings Co., Ltd.(1)	350,900	17,906
Sugi Holdings Co., Ltd. (1)	577,000	31,914

		67,754

NETHERLANDS - 2.6%
Intertrust N.V. (1)(2)	1,208,381	26,471

SPAIN - 13.0%
Almirall S.A. (1)	1,175,202	23,734
Cellnex Telecom SAU (1)	1,765,175	32,911
Ebro Foods S.A. (1)	1,070,953	21,049
Euskaltel S.A. (1)(2)	2,640,728	33,176
Inmobiliaria Colonial S.A. (1)(2)	3,860,023	2,681

Melia Hotels International S.A. (1)	1,293,300	$17,031

		130,582

SWEDEN - 2.3%
Cloetta AB, Class B (1)(2)	6,997,221	23,089

SWITZERLAND - 2.9%
Comet Holding AG (1)(2)(3)	40,085	29,051

TAIWAN - 5.3%
Ginko International Co., Ltd. (1)(3)	4,043,000	53,412

UNITED KINGDOM - 14.7%
Babcock International Group plc (1)	2,287,357	34,061
Cable & Wireless Communications plc (1)	14,903,456	16,186
Dignity plc (1)	776,119	29,088
Domino’s Pizza Group plc (1)	390,462	6,047
Essentra plc (1)	1,615,286	19,617
Hays plc (1)	10,744,455	22,982
Rathbone Brothers plc (1)	576,612	18,696

		146,677

Total common stocks (Cost $725,824)		907,685

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 10.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/31/15, due 1/4/16, maturity value $100,206 (Cost $100,206)(4)	$100,206	$100,206

Total investments - 100.7% (Cost $826,030)		1,007,891

Other assets less liabilities - (0.7)%		(6,730)

Total net assets - 100.0%(5)		$1,001,161

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $883,063, or 88.2% of total net assets.

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(4)	Collateralized by:

	Rate	Maturity	Value
U.S. Treasury Note	2.125%	12/31/2022	$102,215

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - December 31, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$117,536	11.7%
Consumer Staples	159,081	15.8
Financials	70,095	7.0
Health Care	77,146	7.6
Industrials	124,719	12.4
Information Technology	135,907	13.5
Materials	49,397	4.9
Telecommunication Services	136,098	13.5
Utilities	37,706	3.7
Short-term investments	100,206	9.9

Total investments	$1,007,891	100.0%

TRADING CURRENCIES - December 31, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$146,677	14.6%
Canadian dollar	24,622	2.4
Danish krone	33,306	3.3
Euro	466,799	46.3
Hong Kong dollar	62,975	6.3
Japanese yen	67,754	6.7
Swedish krona	23,089	2.3
Swiss franc	29,051	2.9
Taiwan dollar	53,412	5.3
U.S. dollar	100,206	9.9

Total investments	$1,007,891	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 85.5%

BELGIUM - 2.4%
Groupe Bruxelles Lambert S.A. (1)	3,022,945	$258,459

BRAZIL - 1.8%
Telefonica Brasil S.A. (DR)	21,347,420	192,767

CANADA - 1.9%
Imperial Oil Ltd.	6,272,614	204,357

CHINA - 4.8%
Baidu, Inc. (DR) (2)	1,900,101	359,195
New Oriental Education & Technology Group, Inc. (DR)	4,903,266	153,816

		513,011

DENMARK - 5.1%
Carlsberg AS, Class B (1)	2,670,765	236,136
ISS AS (1)(3)	8,352,670	301,263

		537,399

FRANCE - 1.6%
Sodexo S.A. (1)	600,585	58,424
Vivendi S.A. (1)	4,936,712	106,304

		164,728

JAPAN - 5.1%
Credit Saison Co., Ltd. (1)	5,792,047	114,145
Stanley Electric Co., Ltd. (1)(3)	9,286,504	204,550
Tokyo Electron Ltd. (1)	3,778,335	226,749

		545,444

KOREA - 5.6%
Kia Motors Corp. (1)	3,192,255	142,202
Samsung Electronics Co., Ltd. (1)	429,731	458,880

		601,082

NETHERLANDS - 5.8%
ING Groep N.V. (DR) (1)	29,226,458	393,419
RELX N.V. (1)	3,671,187	61,734
TNT Express N.V. (1)	19,487,155	164,900

		620,053

NORWAY - 1.7%
Aker Solutions ASA (1)(3)	16,834,853	57,570
Orkla ASA (1)	15,568,290	122,863

		180,433

SWITZERLAND - 14.2%
ABB Ltd. (1)(2)	19,465,698	345,517
Adecco S.A. (1)(2)	2,001,673	137,442
Cie Financiere Richemont S.A. (1)	177,970	12,784
Novartis AG (1)	2,753,805	235,386
Panalpina Welttransport Holding AG (1)(3)	1,971,514	218,967
Pargesa Holding S.A. (1)	1,256,847	79,181

UBS Group AG (1)	24,980,923	$480,730

		1,510,007

UNITED KINGDOM - 22.8%
Amec Foster Wheeler plc (1)	14,030,764	88,597
Compass Group plc (1)	31,187,441	539,786
Diageo plc (1)	4,880,038	133,081
Lloyds Banking Group plc (1)	208,105,050	223,987
QinetiQ Group plc (1)	24,505,338	97,423
RELX plc (1)	23,763,481	416,632
Royal Bank of Scotland Group plc (1)(2)	95,034,450	420,450
Tesco plc (1)(2)	121,235,544	266,829
Unilever plc (DR)	2,574,855	111,028
Vesuvius plc (1)(3)	26,155,052	128,244

		2,426,057

UNITED STATES - 12.7%
Accenture plc, Class A	1,254,523	131,098
Aon plc	1,730,270	159,548
Arch Capital Group Ltd. (2)(3)	5,962,461	415,882
Medtronic plc	4,509,058	346,837
TE Connectivity Ltd.	4,663,927	301,336

		1,354,701

Total common stocks (Cost $7,925,165)		9,108,498

PREFERRED STOCKS - 0.4%

KOREA - 0.4%
Samsung Electronics Co., Ltd. (1)(4)	37,841	35,022

Total preferred stocks (Cost $33,386)		35,022

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 14.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/31/15, due 1/4/16, maturity value $1,523,618 (Cost $1,523,618)(5)	$1,523,618	$1,523,618

Total investments - 100.2% (Cost $9,482,169)		10,667,138

Other assets less liabilities - (0.2)%		(16,505)

Total net assets - 100.0%(6)		$10,650,633

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $6,767,656, or 63.5% of total net assets.

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(4)	Non-voting shares.
(5)	Collateralized by:

	Rate	Maturity	Value
U.S. Treasury Note	1.625%	11/15/2022	$186,281
U.S. Treasury Note	1.750%	9/30/2022	466,687
U.S. Treasury Note	1.875%	8/31/2022	49,625
U.S. Treasury Note	2.125%	6/30/2022	745,688
U.S. Treasury Note	2.500%	5/15/2024	38,252
U.S. Treasury Note	7.250%	8/15/2022	67,562

			$1,554,095

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - December 31, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$1,696,232	15.9%
Consumer Staples	869,937	8.1
Energy	350,524	3.3
Financials	2,545,801	23.9
Health Care	582,223	5.4
Industrials	1,393,756	13.1
Information Technology	1,512,280	14.2
Telecommunication Services	192,767	1.8
Short-term investments	1,523,618	14.3

Total investments	$10,667,138	100.0%

TRADING CURRENCIES - December 31, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$2,315,029	21.7%
Canadian dollar	204,357	1.9
Danish krone	537,399	5.0
Euro	1,043,240	9.8
Japanese yen	545,444	5.1
Korean won	636,104	6.0
Norwegian krone	180,433	1.7
Swiss franc	1,510,007	14.2

U.S. dollar	$3,695,125	34.6%

Total investments	$10,667,138	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - December 31, 2015

(Unaudited)

Dollar values in thousands

	Contract Settlement	Contract Amount				Unrealized Appreciation/
Counterparty	Date	Deliver		Receive		(Depreciation)
State Street Bank and Trust Company	5/17/2016	CNH	2,783,099	USD	426,209	$9,467
State Street Bank and Trust Company	2/10/2016	JPY	28,655,327	USD	230,258	(8,327)

						$1,140

CNH - Yuan Renminbi offshore

JPY - Japanese yen

USD - U.S. dollar

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.6%

CONSUMER DISCRETIONARY - 19.4%
Distributors - 4.1%
LKQ Corp. (1)	12,251,958	$363,026

Hotels, Restaurants & Leisure - 2.3%
ARAMARK	1,375,859	44,371
Chipotle Mexican Grill, Inc. (1)	322,231	154,623

		198,994

Household Durables - 0.4%
Harman International Industries, Inc.	362,081	34,112

Internet & Catalog Retail - 2.5%
Ctrip.com International Ltd. (DR) (1)(2)	1,786,775	82,781
JD.com, Inc. (DR) (1)(2)	3,412,288	110,098
Netflix, Inc. (1)	200,666	22,952

		215,831

Multiline Retail - 1.2%
Dollar Tree, Inc. (1)	1,336,912	103,236

Specialty Retail - 8.4%
CarMax, Inc. (1)	364,667	19,681
Michaels Cos., Inc. (1)	3,054,568	67,536
Signet Jewelers Ltd.	1,726,327	213,529
Tiffany & Co.	716,607	54,670
Tractor Supply Co.	2,123,704	181,577
Ulta Salon Cosmetics & Fragrance, Inc. (1)	695,409	128,651
Williams-Sonoma, Inc.	1,108,659	64,757

		730,401

Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc. (1)	833,396	43,728

CONSUMER STAPLES - 3.2%
Beverages - 1.4%
Monster Beverage Corp. (1)	811,184	120,834

Food Products - 1.8%
WhiteWave Foods Co., Class A (1)	3,957,975	154,005

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Cimarex Energy Co.	931,168	83,228
Concho Resources, Inc. (1)	602,657	55,962
Noble Energy, Inc.	1,256,483	41,376

		180,566

FINANCIALS - 6.9%
Banks - 1.0%
PacWest Bancorp	2,069,290	89,186

Capital Markets - 2.0%
TD Ameritrade Holding Corp.	5,118,078	$177,648

Diversified Financial Services - 3.9%
Intercontinental Exchange, Inc.	213,749	54,776
McGraw Hill Financial, Inc.	2,883,822	284,287

		339,063

HEALTH CARE - 23.0%
Biotechnology - 8.8%
Alkermes plc (1)	1,875,927	148,911
Cepheid, Inc. (1)	2,492,124	91,037
Incyte Corp. (1)	524,378	56,869
Regeneron Pharmaceuticals, Inc. (1)	696,068	377,874
Seattle Genetics, Inc. (1)	2,209,888	99,180

		773,871

Health Care Equipment & Supplies - 6.1%
Becton Dickinson & Co.	1,041,212	160,440
Boston Scientific Corp. (1)	13,172,173	242,895
DexCom, Inc. (1)	1,567,106	128,346

		531,681

Health Care Providers & Services - 3.4%
Cigna Corp.	1,395,738	204,238
Envision Healthcare Holdings, Inc. (1)	3,603,140	93,574

		297,812

Health Care Technology - 3.4%
athenahealth, Inc. (1)	1,198,976	192,999
Cerner Corp. (1)	1,677,492	100,935

		293,934

Life Sciences Tools & Services - 1.3%
Illumina, Inc. (1)	592,414	113,711

INDUSTRIALS - 17.9%
Aerospace & Defense - 1.9%
Textron, Inc.	3,995,069	167,833

Building Products - 3.3%
Fortune Brands Home & Security, Inc.	5,222,645	289,857

Commercial Services & Supplies - 1.8%
Waste Connections, Inc.	2,752,123	155,000

Electrical Equipment - 4.6%
Acuity Brands, Inc.	211,264	49,393
AMETEK, Inc.	5,830,932	312,480
Hubbell, Inc.	396,666	40,079

		401,952

Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	198,181	37,613

Professional Services - 5.4%
IHS, Inc., Class A (1)(3)	2,942,901	348,528

Verisk Analytics, Inc., Class A (1)	1,526,422	$117,351

		465,879

Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (1)	1,456,789	43,747

INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 2.0%
Motorola Solutions, Inc.	654,180	44,779
Palo Alto Networks, Inc. (1)	745,563	131,323

		176,102

Internet Software & Services - 1.5%
LinkedIn Corp., Class A (1)	457,520	102,978
Twitter, Inc. (1)	1,235,032	28,579

		131,557

IT Services - 4.8%
Gartner, Inc. (1)	1,785,457	161,941
Global Payments, Inc.	3,972,978	256,297

		418,238

Semiconductors & Semiconductor Equipment - 1.7%
NVIDIA Corp.	667,058	21,986
NXP Semiconductors N.V. (1)(2)	1,504,514	126,756

		148,742

Software - 10.2%
Activision Blizzard, Inc.	1,882,621	72,876
Aspen Technology, Inc. (1)	2,963,693	111,909
Electronic Arts, Inc. (1)	3,842,222	264,037
Guidewire Software, Inc. (1)	1,714,913	103,169
Intuit, Inc.	596,775	57,589
Mobileye N.V. (1)(2)	922,164	38,989
ServiceNow, Inc. (1)	1,316,158	113,927
Workday, Inc., Class A (1)	1,635,502	130,317

		892,813

MATERIALS - 1.3%
Chemicals - 1.3%
RPM International, Inc.	2,597,301	114,437

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Level 3 Communications, Inc. (1)	2,600,698	141,374

Total common stocks (Cost $6,285,668)		8,346,783

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/31/15, due 1/4/16, maturity value $407,936 (Cost $407,936)(4)	$407,936	$407,936

Total investments - 100.3% (Cost $6,693,604)	$8,754,719

Other assets less liabilities - (0.3)%	(25,244)

Total net assets - 100.0%(5)	$8,729,475

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Ctrip.com International Ltd. (DR)	China	U.S. dollar
JD.com, Inc. (DR)	China	U.S. dollar
Mobileye N.V.	Israel	U.S. dollar
NXP Semiconductors N.V.	Netherlands	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(4)	Collateralized by:

	Rate	Maturity	Value
U.S. Treasury Note	2.500%	5/15/2024	$146,499
U.S.Treasury Bond	4.750%	2/15/2037	85,274
U.S.Treasury Bond	5.250%	2/15/2029	184,325

			$416,098

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - December 31, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.4%

CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.6%
Gentex Corp.	5,405,620	$86,544

Automobiles - 1.7%
Harley-Davidson, Inc.	2,040,508	92,619

Diversified Consumer Services - 1.4%
H&R Block, Inc.	2,184,482	72,765

Internet & Catalog Retail - 4.4%
Liberty Interactive Corp. QVC Group, Class A (1)	4,281,604	116,974
Liberty Ventures, Class A (1)	2,642,658	119,210

		236,184

Media - 3.5%
Omnicom Group, Inc.	1,625,728	123,003
TEGNA, Inc.	2,562,780	65,402

		188,405

Multiline Retail - 1.0%
Nordstrom, Inc.	1,087,737	54,180

Specialty Retail - 1.6%
Bed Bath & Beyond, Inc. (1)	1,722,504	83,111

Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc.	2,252,748	73,732

CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 1.2%
Kroger Co.	1,532,348	64,098

ENERGY - 6.4%
Energy Equipment & Services - 1.1%
Helmerich & Payne, Inc.	645,707	34,578
McDermott International, Inc. (1)	7,034,683	23,566

		58,144

Oil, Gas & Consumable Fuels - 5.3%
Apache Corp.	2,558,307	113,768
Denbury Resources, Inc.	10,252,791	20,710
Devon Energy Corp.	205,879	6,588
Hess Corp.	1,662,271	80,587
SM Energy Co.	1,819,931	35,780
Southwestern Energy Co. (1)	3,743,897	26,619

		284,052

FINANCIALS - 24.1%
Banks - 3.4%
Fifth Third Bancorp	5,062,298	101,752

M&T Bank Corp.	670,313	$81,229

		182,981

Diversified Financial Services - 1.9%
Intercontinental Exchange, Inc.	392,126	100,486

Insurance - 16.8%
Alleghany Corp. (1)	341,999	163,452
Allied World Assurance Co. Holdings AG	2,303,973	85,685
Allstate Corp.	2,118,270	131,523
Aon plc	1,295,096	119,421
Arch Capital Group Ltd. (1)(2)	1,881,469	131,233
Loews Corp.	2,078,108	79,799
Progressive Corp.	2,148,692	68,328
Torchmark Corp.	2,131,936	121,861

		901,302

Real Estate Investment Trusts (REITs) - 2.0%
American Capital Agency Corp.	3,262,967	56,580
Hatteras Financial Corp.	3,621,784	47,626

		104,206

INDUSTRIALS - 15.8%
Aerospace & Defense - 2.1%
Rockwell Collins, Inc.	1,200,598	110,815

Commercial Services & Supplies - 1.7%
Republic Services, Inc.	2,102,612	92,494

Construction & Engineering - 5.8%
Fluor Corp.	2,061,474	97,343
Jacobs Engineering Group, Inc. (1)	2,836,087	118,974
Quanta Services, Inc. (1)	4,590,417	92,956

		309,273

Electrical Equipment - 1.2%
Hubbell, Inc.	644,447	65,115

Machinery - 1.9%
Joy Global, Inc. (2)	3,456,152	43,582
Kennametal, Inc.	2,962,268	56,876

		100,458

Professional Services - 1.0%
ManpowerGroup, Inc.	617,990	52,090

Road & Rail - 0.8%
Ryder System, Inc.	765,096	43,480

Trading Companies & Distributors - 1.3%
Air Lease Corp.	2,169,581	72,638

INFORMATION TECHNOLOGY - 16.1%
Electronic Equipment, Instruments & Components - 9.7%
Arrow Electronics, Inc. (1)	2,788,848	151,100
Avnet, Inc.	4,050,676	173,531
FLIR Systems, Inc.	4,183,303	117,425

Keysight Technologies, Inc. (1)	2,788,787	$79,006

		521,062

Internet Software & Services - 1.7%
IAC/InterActiveCorp	1,518,195	91,168

IT Services - 1.4%
Teradata Corp. (1)	2,947,647	77,877

Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	1,815,843	100,452

Software - 1.4%
Synopsys, Inc. (1)	1,604,925	73,201

MATERIALS - 8.1%
Chemicals - 4.3%
Celanese Corp., Class A	1,913,839	128,859
Mosaic Co.	3,660,380	100,990

		229,849

Metals & Mining - 3.8%
Goldcorp, Inc. (3)	7,435,412	85,953
Kinross Gold Corp. (1)(3)	17,856,031	32,498
Nucor Corp.	2,055,211	82,825

		201,276

UTILITIES - 5.1%
Electric Utilities - 2.7%
Edison International	1,189,039	70,403
OGE Energy Corp.	2,859,595	75,179

		145,582

Multi-Utilities - 2.4%
SCANA Corp.	2,115,301	127,954

Total common stocks (Cost $4,521,421)		4,997,593

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/31/15, due 1/4/16, maturity value $267,496 (Cost $267,496)(4)	$267,496	$267,496

Total investments - 98.4% (Cost $4,788,917)	$5,265,089

Other assets less liabilities - 1.6%	87,696

Total net assets - 100.0%(5)	$5,352,785

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar

(4)	Collateralized by:

	Rate	Maturity	Value
U.S. Treasury Note	2.500%	5/15/2024	$272,440
U.S. Treasury Bond	3.000%	11/15/2044	414

			$272,854

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.9%

CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.4%
Gentherm, Inc. (1)	359,842	$17,056

Distributors - 2.2%
LKQ Corp. (1)	923,659	27,368

Diversified Consumer Services - 2.8%
Bright Horizons Family Solutions, Inc. (1)	451,012	30,128
Nord Anglia Education, Inc. (1)(2)	278,998	5,658

		35,786

Hotels, Restaurants & Leisure - 2.7%
Dunkin’ Brands Group, Inc.	785,540	33,456

Internet & Catalog Retail - 0.4%
MakeMyTrip Ltd. (1)(2)	312,186	5,357

Media - 0.7%
Imax Corp. (1)	239,085	8,497

Multiline Retail - 0.9%
Burlington Stores, Inc. (1)	265,122	11,374

Specialty Retail - 1.9%
Boot Barn Holdings, Inc. (1)	412,768	5,073
Restoration Hardware Holdings, Inc. (1)	245,159	19,478

		24,551

Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp. (1)	193,483	9,132

CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 1.0%
PriceSmart, Inc.	154,055	12,785

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Diamondback Energy, Inc. (1)	99,895	6,683
Oasis Petroleum, Inc. (1)	479,207	3,532
RSP Permian, Inc. (1)	97,976	2,390
SemGroup Corp., Class A	145,474	4,198

		16,803

HEALTH CARE - 22.6%
Biotechnology - 7.1%
Agios Pharmaceuticals, Inc. (1)	36,298	2,356
Alnylam Pharmaceuticals, Inc. (1)	131,536	12,383
Bluebird Bio, Inc. (1)	53,332	3,425
Cepheid, Inc. (1)	797,070	29,117
DBV Technologies S.A. (DR) (1)(2)	260,607	9,463
Exact Sciences Corp. (1)	790,267	7,294

Incyte Corp. (1)	82,112	$8,905
Ionis Pharmaceuticals, Inc. (1)	40,940	2,535
Seattle Genetics, Inc. (1)	312,492	14,025

		89,503

Health Care Equipment & Supplies - 8.0%
DexCom, Inc. (1)	771,437	63,181
GenMark Diagnostics, Inc. (1)	1,241,707	9,636
K2M Group Holdings, Inc. (1)	273,918	5,407
Nevro Corp. (1)	231,619	15,636
NuVasive, Inc. (1)	131,227	7,101

		100,961

Health Care Providers & Services - 2.3%
Surgical Care Affiliates, Inc. (1)	356,705	14,200
Team Health Holdings, Inc. (1)	328,344	14,411

		28,611

Health Care Technology - 4.1%
athenahealth, Inc. (1)	316,140	50,889

Life Sciences Tools & Services - 1.1%
NeoGenomics, Inc. (1)	1,670,102	13,144

INDUSTRIALS - 18.0%
Aerospace & Defense - 4.7%
Astronics Corp. (1)	52,776	2,149
Taser International, Inc. (1)	1,651,095	28,547
Teledyne Technologies, Inc. (1)	323,506	28,695

		59,391

Air Freight & Logistics - 1.3%
Forward Air Corp.	387,077	16,648

Commercial Services & Supplies - 0.5%
Brady Corp., Class A (3)	250,084	5,747

Electrical Equipment - 6.8%
Acuity Brands, Inc.	342,527	80,083
Generac Holdings, Inc. (1)	156,607	4,662

		84,745

Machinery - 4.7%
IDEX Corp.	319,343	24,465
John Bean Technologies Corp.	469,555	23,398
Proto Labs, Inc. (1)	176,821	11,262

		59,125

INFORMATION TECHNOLOGY - 38.3%
Electronic Equipment, Instruments & Components - 3.6%
Cognex Corp.	916,401	30,947
FEI Co.	90,607	7,229
National Instruments Corp.	248,373	7,126

		45,302

Internet Software & Services - 13.8%
Benefitfocus, Inc. (1)	538,061	19,580
comScore, Inc. (1)	165,188	6,797

CoStar Group, Inc. (1)	221,867	$45,858
Demandware, Inc. (1)	334,970	18,078
MercadoLibre, Inc.	153,216	17,519
Pandora Media, Inc. (1)	1,346,729	18,060
Q2 Holdings, Inc. (1)	723,936	19,090
SPS Commerce, Inc. (1)	267,965	18,814
Textura Corp. (1)	451,563	9,745

		173,541

IT Services - 1.8%
Acxiom Corp. (1)	487,988	10,209
WEX, Inc. (1)	139,322	12,316

		22,525

Semiconductors & Semiconductor Equipment - 1.1%
Cavium, Inc. (1)	201,082	13,213

Software - 18.0%
ACI Worldwide, Inc. (1)	427,609	9,151
Aspen Technology, Inc. (1)	307,715	11,619
Atlassian Corp. plc, Class A (1)	346,754	10,430
Blackbaud, Inc.	331,966	21,863
Ellie Mae, Inc. (1)	252,718	15,221
Guidewire Software, Inc. (1)	732,926	44,093
Proofpoint, Inc. (1)	261,067	16,972
Tableau Software, Inc., Class A (1)	33,641	3,170
Take-Two Interactive Software, Inc. (1)	476,170	16,590
Tyler Technologies, Inc. (1)	193,579	33,745
Ultimate Software Group, Inc. (1)	223,468	43,690

		226,544

Total common stocks (Cost $836,561)		1,192,054

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/31/15, due 1/4/16, maturity value $64,877 (Cost $64,877)(4)	$64,877	$64,877

Total investments - 100.1% (Cost $901,438)		1,256,931

Other assets less liabilities - (0.1)%		(1,007)

Total net assets - 100.0%(5)		$1,255,924

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
DBV Technologies S.A. (DR)	France	U.S. dollar
MakeMyTrip Ltd.	India	U.S. dollar
Nord Anglia Education, Inc.	Hong Kong	U.S. dollar

(3)	Non-voting shares.
(4)	Collateralized by:

	Rate	Maturity	Value
U.S. Treasury Note	2.500%	5/15/2024	$66,176

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - December 31, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 89.2%

CONSUMER DISCRETIONARY - 6.3%
Household Durables - 0.5%
NACCO Industries, Inc., Class A	50,839	$2,145

Internet & Catalog Retail - 0.5%
HSN, Inc.	38,420	1,947

Media - 2.5%
DreamWorks Animation SKG, Inc., Class A (1)	184,818	4,763
Starz, Class A (1)	93,880	3,145
Tribune Media Co.	57,270	1,936

		9,844

Specialty Retail - 2.8%
America’s Car-Mart, Inc. (1)	93,775	2,503
Finish Line, Inc., Class A	90,312	1,633
Guess?, Inc.	109,762	2,072
Rent-A-Center, Inc.	331,859	4,968

		11,176

CONSUMER STAPLES - 1.6%
Food Products - 1.6%
Fresh Del Monte Produce, Inc.	45,565	1,772
Sanderson Farms, Inc.	61,525	4,769

		6,541

ENERGY - 6.8%
Energy Equipment & Services - 4.2%
Era Group, Inc. (1)	313,560	3,496
McDermott International, Inc. (1)	182,979	613
Newpark Resources, Inc. (1)	455,171	2,403
Patterson-UTI Energy, Inc.	221,086	3,334
Superior Energy Services, Inc.	242,606	3,268
Unit Corp. (1)	297,672	3,632

		16,746

Oil, Gas & Consumable Fuels - 2.6%
World Fuel Services Corp.	268,657	10,332

FINANCIALS - 14.8%
Banks - 2.1%
Berkshire Hills Bancorp, Inc.	151,005	4,396
Great Western Bancorp, Inc.	132,879	3,856

		8,252

Capital Markets - 0.7%
Capital Southwest Corp.	92,763	1,288
Manning & Napier, Inc.	193,567	1,643

		2,931

Diversified Financial Services - 1.6%
FNFV Group (1)	361,189	4,056

PICO Holdings, Inc. (1)	226,269	$2,335

		6,391

Insurance - 3.5%
Allied World Assurance Co. Holdings AG	131,185	4,879
Enstar Group Ltd. (1)	22,970	3,447
RenaissanceRe Holdings Ltd.	48,919	5,537

		13,863

Real Estate Investment Trusts (REITs) - 5.2%
Anworth Mortgage Asset Corp.	678,014	2,949
CYS Investments, Inc.	416,120	2,967
Hatteras Financial Corp.	231,199	3,040
Post Properties, Inc.	40,894	2,419
Potlatch Corp.	60,499	1,830
PS Business Parks, Inc.	41,760	3,651
STORE Capital Corp.	168,099	3,900

		20,756

Thrifts & Mortgage Finance - 1.7%
Dime Community Bancshares, Inc.	172,126	3,011
Oritani Financial Corp.	239,538	3,952

		6,963

HEALTH CARE - 2.6%
Health Care Providers & Services - 1.0%
Owens & Minor, Inc.	108,267	3,896

Health Care Technology - 1.6%
Omnicell, Inc. (1)	74,060	2,302
Vocera Communications, Inc. (1)	349,869	4,268

		6,570

INDUSTRIALS - 33.6%
Aerospace & Defense - 3.0%
Cubic Corp.	256,502	12,120

Building Products - 0.9%
CSW Industrials, Inc. (1)	92,763	3,494

Commercial Services & Supplies - 3.1%
ABM Industries, Inc.	37,977	1,081
Quad/Graphics, Inc.	141,941	1,320
Team, Inc. (1)	159,443	5,096
Tetra Tech, Inc.	184,153	4,792

		12,289

Construction & Engineering - 5.9%
Aegion Corp. (1)	224,639	4,338
EMCOR Group, Inc.	308,785	14,834
MYR Group, Inc. (1)	208,426	4,295

		23,467

Electrical Equipment - 6.2%
AZZ, Inc.	131,075	7,284
Encore Wire Corp.	193,742	7,186
Franklin Electric Co., Inc.	157,042	4,245

Powell Industries, Inc.	226,047	$5,884

		24,599

Machinery - 6.8%
CLARCOR, Inc.	74,839	3,718
Dynamic Materials Corp.	118,977	832
Kennametal, Inc.	170,131	3,266
Mueller Industries, Inc.	66,501	1,802
Oshkosh Corp.	96,437	3,765
Timken Co.	188,915	5,401
Valmont Industries, Inc.	51,428	5,452
Woodward, Inc.	62,095	3,084

		27,320

Marine - 1.5%
Kirby Corp. (1)	112,005	5,894

Road & Rail - 1.0%
Celadon Group, Inc.	123,369	1,220
Ryder System, Inc.	47,402	2,694

		3,914

Trading Companies & Distributors - 5.2%
Air Lease Corp.	192,292	6,438
Kaman Corp.	190,032	7,755
MSC Industrial Direct Co., Inc.	52,533	2,956
NOW, Inc. (1)	242,480	3,836

		20,985

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 0.4%
ADTRAN, Inc.	79,670	1,372

Electronic Equipment, Instruments & Components - 8.8%
Anixter International, Inc. (1)	68,532	4,138
Arrow Electronics, Inc. (1)	173,511	9,401
Benchmark Electronics, Inc. (1)	103,008	2,129
Dolby Laboratories, Inc., Class A	61,270	2,062
FARO Technologies, Inc. (1)	89,819	2,651
Knowles Corp. (1)	173,965	2,319
Park Electrochemical Corp.	341,079	5,137
Tech Data Corp. (1)	111,010	7,369

		35,206

Internet Software & Services - 0.2%
EarthLink Holdings Corp.	111,082	826

Semiconductors & Semiconductor Equipment - 4.5%
MKS Instruments, Inc.	169,625	6,107
Nanometrics, Inc. (1)	323,145	4,892
Ultratech, Inc. (1)	346,529	6,868

		17,867

Software - 1.1%
MicroStrategy, Inc., Class A (1)	24,853	4,456

MATERIALS - 6.4%
Chemicals - 4.5%
American Vanguard Corp.	221,953	$3,110
HB Fuller Co.	331,367	12,085
Rayonier Advanced Materials, Inc.	160,397	1,570
Sensient Technologies Corp.	18,082	1,136

		17,901

Metals & Mining - 1.9%
Alamos Gold, Inc., Class A (2)	673,488	2,216
Carpenter Technology Corp.	58,253	1,763
Ferroglobe PLC	167,583	1,802
TimkenSteel Corp.	242,283	2,030

		7,811

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Atlantic Tele-Network, Inc.	51,505	4,029

UTILITIES - 1.1%
Electric Utilities - 1.1%
ALLETE, Inc.	44,315	2,252
Portland General Electric Co.	62,435	2,271

		4,523

Total common stocks (Cost $329,184)		356,426

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/31/15, due 1/4/16, maturity value $23,833 (Cost $23,833)(3)	$23,833	$23,833

Total investments - 95.2% (Cost $353,017)		380,259

Other assets less liabilities - 4.8%		19,097

Total net assets - 100.0%(4)		$399,356

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Alamos Gold, Inc., Class A	Canada	U.S. dollar

(3)	Collateralized by:

	Rate	Maturity	Value
U.S. Treasury Note	2.500%	5/15/2024	$24,310

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN VALUE FUND

Schedule of Investments - December 31, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.1%

CONSUMER DISCRETIONARY - 11.2%
Auto Components - 2.5%
Cie Generale des Etablissements Michelin (1)(2)	244,850	$23,248

Internet & Catalog Retail - 2.8%
Liberty Interactive Corp. QVC Group, Class A (3)	937,224	25,605

Media - 5.9%
CBS Corp., Class B (4)	534,343	25,183
Time Warner, Inc.	458,635	29,660

		54,843

ENERGY - 12.3%
Oil, Gas & Consumable Fuels - 12.3%
Apache Corp.	792,327	35,235
Denbury Resources, Inc.	3,806,392	7,689
Devon Energy Corp.	928,193	29,702
EOG Resources, Inc.	252,566	17,879
Hess Corp.	472,573	22,910

		113,415

FINANCIALS - 23.0%
Banks - 2.8%
Citigroup, Inc.	505,124	26,140

Capital Markets - 2.0%
Goldman Sachs Group, Inc.	102,222	18,424

Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc., Class B (3)	248,046	32,752

Insurance - 11.6%
Alleghany Corp. (3)	57,428	27,447
Allstate Corp.	317,167	19,693
Arch Capital Group Ltd. (3)(5)	304,718	21,254
Chubb Corp.	199,928	26,518
Progressive Corp.	368,878	11,730

		106,642

Real Estate Investment Trusts (REITs) - 3.1%
American Capital Agency Corp.	785,071	13,613
Annaly Capital Management, Inc.	1,595,006	14,961

		28,574

HEALTH CARE - 1.3%
Health Care Providers & Services - 1.3%
Express Scripts Holding Co. (3)	140,107	12,247

INDUSTRIALS - 11.4%
Aerospace & Defense - 1.9%
Precision Castparts Corp.	74,569	17,301

Construction & Engineering - 3.1%
Jacobs Engineering Group, Inc. (3)	673,088	$28,236

Machinery - 2.1%
Joy Global, Inc. (5)	1,519,504	19,161

Road & Rail - 4.3%
CSX Corp.	728,683	18,909
Union Pacific Corp.	270,529	21,156

		40,065

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 4.3%
Cisco Systems, Inc.	769,786	20,904
QUALCOMM, Inc.	376,516	18,820

		39,724

Electronic Equipment, Instruments & Components - 4.6%
Arrow Electronics, Inc. (3)	381,031	20,645
Avnet, Inc.	497,552	21,315

		41,960

Internet Software & Services - 2.0%
Alphabet, Inc., Class C (3)(4)	24,418	18,530

Software - 2.7%
Oracle Corp.	679,395	24,818

Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	255,368	26,880
EMC Corp.	753,300	19,345

		46,225

MATERIALS - 13.1%
Chemicals - 5.5%
Celanese Corp., Class A	293,773	19,779
Mosaic Co.	1,108,981	30,597

		50,376

Metals & Mining - 7.6%
Goldcorp, Inc. (2)	3,225,776	37,290
Kinross Gold Corp. (2)(3)	8,196,469	14,918
Nucor Corp.	442,118	17,817

		70,025

TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
SoftBank Group Corp. (1)(2)	399,000	20,107

Total common stocks (Cost $897,242)		858,418

PREFERRED STOCKS - 5.9%

INFORMATION TECHNOLOGY - 5.9%
Technology Hardware, Storage & Peripherals - 5.9%
Samsung Electronics Co., Ltd. (1)(2)(4)	58,758	$54,380

Total preferred stocks (Cost $38,380)		54,380

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/31/15, due 1/4/16, maturity value $14,137 (Cost $14,137)(6)	$14,137	$14,137

Total investments - 100.5% (Cost $949,759)		926,935

Other assets less liabilities - (0.5)%		(4,455)

Total net assets - 100.0%(7)		$922,480

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $97,735, or 10.6% of total net assets.

(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Cie Generale des Etablissements Michelin	France	Euro
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won
SoftBank Group Corp.	Japan	Japanese yen

(3)	Non-income producing security.
(4)	Non-voting shares.
(5)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(6)	Collateralized by:

	Rate	Maturity	Value
U.S. Treasury Note	2.500%	5/15/2024	$5,603
U.S. Treasury Bond	2.500%	2/15/2045	113
U.S. Treasury Bond	3.125%	11/15/2041	8,593
U.S. Treasury Bond	3.125%	2/15/2043	114

			$14,423

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

TRADING CURRENCIES - December 31, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Euro	$23,248	2.5%
Japanese yen	20,107	2.2
Korean won	54,380	5.9
U.S. dollar	829,200	89.4

Total investments	$926,935	100.0%

ARTISAN PARTNERS FUNDS, INC.

Notes to Form N-Q - December 31, 2015 (Unaudited)

(A) Organization:

As of December 31, 2015, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of fifteen open-end, diversified mutual funds which follows specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name
Artisan Developing World Fund (“Developing World Fund” or “Developing World”)
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)
Artisan Global Opportunities Fund (“Global Opportunities Fund” or “Global Opportunities”)
Artisan Global Small Cap Fund (“Global Small Cap Fund” or “Global Small Cap”)
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)
Artisan High Income Fund (“High Income Fund” or “High Income”)
Artisan International Fund (“International Fund” or “International”)
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)
Artisan International Value Fund (“International Value Fund” or “International Value”)
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)
Artisan Value Fund (“Value Fund” or “Value”)

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”).

(B) Valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which (i) market quotations were not readily available, (ii) no approved pricing vendor price quotation was available or (iii) Artisan Partners Funds’ valuation committee (the “valuation committee”) believed that such quotations were not reliable indications of market value or fair value, were valued by the valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of Artisan Partners Funds. A market quotation was considered to be not readily available, and a Fund may therefore have used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. Artisan Partners Funds monitored for subsequent events using several tools, including for equity securities, the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities or assets resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities or assets and the differences may have been material to the NAV of the applicable Fund.

(C) Risks:

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depository receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the values of debt securities fall in response to increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities in which a Fund invests may be rated below investment grade by the major rating agencies, or unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality, are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Because there is typically limited public information available regarding loan investments, High Income Fund is particularly dependent on the analytical abilities of the Adviser. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which High Income Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. It is unclear whether the protections of the securities laws against fraud and misrepresentation extend to certain loans and other forms of direct indebtedness.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

(D) Fair Value Measurements:

Under United States generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques and fair value leveling applied to the Funds’ major classes of assets are as follows:

Bank Loans & Corporate Bonds – Prices obtained from pricing vendors may use various observable and unobservable inputs, including, but not limited to, recent trading activity, broker-dealers quotations, pricing formulas, estimates of market values obtained from yield data relating to investments with similar characteristics and/or discounted cash flow models that might be applicable. When the approved pricing vendors do not provide an evaluated price, or the provided price is determined by the valuation committee to not represent a fair value, securities may be valued using quotes from dealers that make markets in the securities or pricing models as approved by the valuation committee, or the valuation committee will determine a fair value in accordance with the Funds’ fair value procedures. Bank loans and corporate bonds are generally categorized as Level 2 of the fair value hierarchy unless key inputs are unobservable, in which case they would be categorized as Level 3.

Equity Securities – Exchange-traded equity securities are valued using the last reported trade on the primary exchange in which the security trades. Absent a current trade price, the securities are valued using the closing price from another exchange on which the security is traded or the most recent bid quotation on the principal exchange. If the valuation committee determines the resulting price does not represent a fair value, the valuation committee will determine a fair value based on the information available.

Foreign equity securities prices may be adjusted for significant events such as company-specific news, regional events or significant market movement subsequent to the close of the local exchange on which the security is traded. The Funds utilize a third party research service to assist in determining fair values of foreign equity securities. Equity securities valued at a current day reported last trade or bid quotation are generally categorized as Level 1 of the fair value hierarchy. Foreign equity securities in which the last trade or bid quotation are adjusted for significant events, or local market holidays, are generally categorized as Level 2. Equity securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

Other Instruments – Foreign currency forward contracts are valued based upon forward currency exchange rates as of the close of regular session trading on the NYSE. Repurchase agreements are valued at cost plus accrued interest. Foreign currency forward contracts and repurchase agreements are generally categorized as Level 2.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of December 31, 2015 (in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Developing World
Common Stocks(1)
Developed Markets	$47,678	$48,785	$—	$96,463
Emerging Asia	29,510	115,252	—	144,762
Europe, Middle East & Africa	5,524	35,047	—	40,571
Latin America	27,012	19,358	—	46,370
Equity-Linked Securities(1)
Europe, Middle East & Africa	—	5,755	—	5,755
Repurchase Agreement	—	34,586	—	34,586
Total Investments	$109,724	$258,783	$—	$368,507
Emerging Markets
Common Stocks(1)
Developed Markets	$—	$3,085	$—	$3,085
Emerging Asia	2,955	26,494	73	29,522
Europe, Middle East & Africa	305	8,898	—	9,203
Latin America	4,805	3,182	—	7,987
Equity-Linked Securities(1)
Emerging Asia	—	422	—	422
Preferred Stocks(1)
Emerging Asia	—	3,541	—	3,541
Latin America	—	620	—	620
Convertible Debentures(1)
Latin America	—	—	1	1
Repurchase Agreement	—	1,282	—	1,282
Total Investments	$8,065	$47,524	$74	$55,663
Global Equity
Common Stocks(1)
Americas	$217,762	$—	$—	$217,762
Emerging Markets	7,309	22,832	—	30,141
Europe	—	66,164	—	66,164
Pacific Basin	—	7,694	—	7,694
Repurchase Agreement	—	9,352	—	9,352
Total Investments	$225,071	$106,042	$—	$331,113

Global Opportunities
Common Stocks(1)
Americas	$802,008	$—	$—	$802,008
Emerging Markets	21,807	101,641	—	123,448
Europe	52,718	257,975	—	310,693
Pacific Basin	—	168,849	—	168,849
Repurchase Agreement	—	130,276	—	130,276
Total Investments	876,533	658,741	—	1,535,274
Foreign Currency Forward Contracts(2)	—	(1,353)	—	(1,353)
Total	$876,533	$657,388	$—	$1,533,921
Global Small Cap
Common Stocks(1)
Americas	$27,586	$—	$—	$27,586
Emerging Markets	—	22,508	—	22,508
Europe	2,014	74,268	—	76,282
Pacific Basin	—	4,420	—	4,420
Repurchase Agreement	—	10,986	—	10,986
Total Investments	$29,600	$112,182	$—	$141,782
Global Value
Common Stocks(1)
Americas	$870,585	$—	$—	$870,585
Emerging Markets	82,965	73,582	—	156,547
Europe	—	404,007	—	404,007
Pacific Basin	—	1,566	—	1,566
Repurchase Agreement	—	157,029	—	157,029
Total Investments	953,550	636,184	—	1,589,734
Foreign Currency Forward Contracts(2)	—	918	—	918
Total	$953,550	$637,102	$—	$1,590,652
High Income
Corporate Bonds(1)	$—	$680,839	$—	$680,839
Bank Loans(1)	—	181,595	—	181,595
Convertible Debentures(1)	—	29,797	—	29,797
Repurchase Agreement	—	69,539	—	69,539
Total Investments	$—	$961,770	$—	$961,770
International
Common Stocks(1)
Americas	$3,489,470	$222,571	$—	$3,712,041
Emerging Markets	1,147,189	881,261	—	2,028,450
Europe	143,267	8,786,089	—	8,929,356
Pacific Basin	—	2,355,291	—	2,355,291
Equity-Linked Securities(1)
Europe	—	241,088	—	241,088
Preferred Stocks(1)
Europe	—	163,131	—	163,131
Repurchase Agreement	—	829,003	—	829,003
Total Investments	$4,779,926	$13,478,434	$—	$18,258,360

International Small Cap
Common Stocks(1)
Americas	$24,622	$—	$—	$24,622
Emerging Markets	—	129,190	—	129,190
Europe	—	686,119	—	686,119
Pacific Basin	—	67,754	—	67,754
Repurchase Agreement	—	100,206	—	100,206
Total Investments	$24,622	$983,269	$—	$1,007,891
International Value
Common Stocks(1)
Americas	$1,559,058	$—	$—	$1,559,058
Emerging Markets	705,778	601,082	—	1,306,860
Europe	111,028	5,586,108	—	5,697,136
Pacific Basin	—	545,444	—	545,444
Preferred Stocks(1)
Emerging Markets	—	35,022	—	35,022
Repurchase Agreement	—	1,523,618	—	1,523,618
Total Investments	2,375,864	8,291,274	—	10,667,138
Foreign Currency Forward Contracts(2)	—	1,140	—	1,140
Total	$2,375,864	$8,292,414	$—	$10,668,278
Mid Cap
Common Stocks(1)	$8,346,783	$—	$—	$8,346,783
Repurchase Agreement	—	407,936	—	407,936
Total Investments	$8,346,783	$407,936	$—	$8,754,719
Mid Cap Value
Common Stocks(1)	$4,997,593	$—	$—	$4,997,593
Repurchase Agreement	—	267,496	—	267,496
Total Investments	$4,997,593	$267,496	$—	$5,265,089
Small Cap
Common Stocks(1)	$1,192,054	$—	$—	$1,192,054
Repurchase Agreement	—	64,877	—	64,877
Total Investments	$1,192,054	$64,877	$—	$1,256,931
Small Cap Value
Common Stocks(1)	$356,426	$—	$—	$356,426
Repurchase Agreement	—	23,833	—	23,833
Total Investments	$356,426	$23,833	$—	$380,259
Value
Common Stocks(1)	$815,063	$43,355	$—	$858,418
Preferred Stocks(1)	—	54,380	—	54,380
Repurchase Agreement	—	14,137	—	14,137
Total Investments	$815,063	$111,872	$—	$926,935

(1)	See the Fund’s Schedule of Investments for sector or country classifications.

(2)	Foreign currency forward contracts are valued at unrealized appreciation (depreciation).

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At December 31, 2015, the fair value of certain securities was determined based on other observable inputs, such as quoted prices for securities of the same issuer that trade on a different exchange, or were adjusted due to developments that occurred between the time of close of foreign markets of which they trade and the close of regular session trading on the NYSE, which resulted in their Level 2 classification. The following table summarizes security transfers from Level 2 to Level 1 and from Level 1 to Level 2 for each applicable Fund as of December 31, 2015 (in thousands):

	Transfers from Level 2 to Level 1	Transfers from Level 1 to Level 2
Developing World	$—	$6,895
Emerging Markets	—	3,803
Global Opportunities	—	14,731

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at December 31, 2015	Valuation Technique(s)	Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Emerging Markets Fund
Common Stocks	$73	Discounts for illiquidity and uncertainty	Last trade in inactive market less 95% discount	Decrease
Convertible Debentures	1	Last trade	Last trade in inactive market	Increase

As of December 31, 2015, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows (in thousands):

Emerging Markets Fund
Balance as of September 30, 2015	$74
Transfers into Level 3	—
Net change in unrealized appreciation (depreciation) for investments held as of December 31, 2015	—
Purchases	—
Sales	—
Realized Gain/Loss	—
Transfers out of Level 3	—

Balance as of December 31, 2015	$74

(E) Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that the Adviser determines are creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at repurchase price plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and, in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Repurchase agreements shown on the Schedules of Investments are presented at gross value. At December 31, 2015, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details of the collateral are included within the Schedules of Investments.

(F) Depositary receipts:

Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(G) Foreign currency translation:

Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through U.S. dollar denominated depositary receipts and participation certificates). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value.

As of December 31, 2015, Global Opportunities, Global Value and International Value had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

(H) Equity-linked participation certificates:

Developing World Fund, Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund and Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with equity-linked participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(I) When-Issued/Delayed Delivery Securities:

Each Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, the Fund will hold liquid investments in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(J) Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of December 31, 2015 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Developing World	$375,448	$8,700	$(15,641)	$(6,941)
Emerging Markets	62,181	10,887	(17,405)	(6,518)
Global Equity	312,837	32,267	(13,991)	18,276
Global Opportunities	1,278,217	293,414	(36,357)	257,057
Global Small Cap	140,708	11,032	(9,958)	1,074
Global Value	1,508,000	226,818	(145,084)	81,734
High Income	1,038,816	3,944	(80,990)	(77,046)
International	16,002,272	2,664,045	(407,957)	2,256,088
International Small Cap	827,109	192,663	(11,881)	180,782
International Value	9,548,521	2,047,210	(928,593)	1,118,617
Mid Cap	6,713,849	2,232,335	(191,465)	2,040,870
Mid Cap Value	4,871,220	1,311,930	(918,061)	393,869
Small Cap	912,249	414,221	(69,539)	344,682

Small Cap Value	364,732	69,469	(53,942)	15,527
Value	977,507	146,604	(197,176)	(50,572)

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(K) Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the period ended December 31, 2015 (dollar values in thousands). The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended December 31, 2015.

		As of 9/30/15					As of 12/31/15
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Dividend Income@	Share Balance	Value
	Global Equity
	Ginko International Co., Ltd.	791,000	$581	$—	$—	$—	840,000	$11,097

	Total#		$581	$—	$—	$—		$11,097
	Global Opportunities
	IHS, Inc., Class A	581,487	$3,586	$—	$—	$—	611,604	$72,432
	Stanley Electric Co., Ltd.	686,400	3,895	—	—	—	875,500	19,284

	Total#		$7,481	$—	$—	$—		$91,716
	Global Small Cap
	Ginko International Co., Ltd.	444,000	$309	$—	$—	$—	471,000	$6,222

	Total#		$309	$—	$—	$—		$6,222
	Global Value
	Arch Capital Group Ltd.	824,053	$3,363	$3,592	$819	$—	821,828	$57,323
	ISS AS	1,159,246	2,255	4,040	340	—	1,104,197	39,826
	Joy Global, Inc.	603,577	426	722	(1,162)	6	590,975	7,452

	Total#		$6,044	$8,354	$(3)	$6		$104,601
	International
	Zodiac Aerospace†	12,663,986	$57,986	$7,552	$(2,806)	$—	14,690,410	$350,151

	Total#		$57,986	$7,552	$(2,806)	$—		$350,151
	International Small Cap
	Comet Holding AG	40,085	$—	$—	$—	$—	40,085	$29,051
	Ginko International Co., Ltd.	4,043,000	—	—	—	—	4,043,000	53,412

	Total#		$—	$—	$—	$—		$82,463
	International Value
	Aker Solutions ASA	17,389,284	$—	$2,406	$(4,362)	$—	16,834,853	$57,570
	Arch Capital Group Ltd.	6,225,338	—	19,517	3,341	—	5,962,461	415,882
	ISS AS	8,567,470	—	7,350	194	—	8,352,670	301,263
	Panalpina Welttransport Holding AG	1,988,088	539	2,362	(1,220)	—	1,971,514	218,966
	Stanley Electric Co., Ltd.	9,306,804	—	417	(80)	—	9,286,504	204,550
	Vesuvius plc	23,945,533	11,392	—	—	—	26,155,052	128,244

	Total#		$11,931	$32,052	$(2,127)	$—		$1,326,475

Mid Cap
IHS, Inc., Class A	3,101,243	$—	$18,731	$1,612	$—	2,942,901	$348,528

Total#		$—	$18,731	$1,612	$—		$348,528
Mid Cap Value
Arch Capital Group Ltd.	2,442,126	$—	$41,540	$30,473	$—	1,881,469	$131,233
Joy Global, Inc.	4,199,074	$—	$11,004	$(25,653)	$36	3,456,152	$43,582

Total#		$—	$52,544	$4,820	$36		$174,815
Value
Arch Capital Group Ltd.	361,651	$—	$4,266	$2,535	$—	304,718	$21,254
Joy Global, Inc.	1,677,990	—	2,315	(3,962)	15	1,519,504	19,161

Total#		$—	$6,581	$(1,427)	$15		$40,415

@	Net of foreign taxes withheld, if any.
#	Total value as of December 31, 2015 is presented for only those issuers that were affiliates as of December 31, 2015.
†	Issuer was not an affiliate as of September 30, 2015.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	February 26, 2016

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	February 26, 2016